UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.045%, 11/25/35 1                                                        $  1,887,730   $     1,880,151
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,Series 2005-1A, Cl. A2,
5.009%, 4/20/09 1,2                                                                                    1,013,333         1,013,249
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series
2004-W8, Cl. A2, 5.345%, 5/25/34 1                                                                     4,482,726         4,223,140
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series
2006-M3, Cl. A2B, 4.965%, 9/25/36 1                                                                    2,190,000         2,115,090
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series
2006-W5, Cl. A2B, 4.965%, 5/26/36 1                                                                    3,845,000         3,745,999
-----------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities, Series 2006-A, Cl.
A2, 5.30%, 5/26/09                                                                                       930,078           930,618
-----------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2006-1, Automobile Asset-Backed Securities, Series
2006-1, Cl. A3, 5.03%, 10/15/09                                                                        7,855,028         7,860,379
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates, Series
2005-1, Cl. A4, 5.048%, 4/15/11 1                                                                     22,280,000        22,199,104
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series 2005-D, Cl.
AV2, 5.135%, 10/25/35 1                                                                                   61,067            60,980
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl.
AV2, 4.965%, 5/16/36 1                                                                                 4,810,000         4,726,932
-----------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg.Investment Conduit
Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                                     2,084,861         2,031,584
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                              281,929           281,273
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-
Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 4.965%, 10/31/36 1                         2,620,000         2,495,441
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-
Backed Pass-Through Certificates, Series 2006-WFH4, Cl. AS,
4.965%, 11/25/36 1,3                                                                                   4,777,000         4,548,707
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                                   2,010,000         1,937,333
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates: Series
2005-17, Cl. 1AF1, 5.096%, 5/25/36 1                                                                     485,358           484,629
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                            1,210,000         1,200,736
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series
2006-25, Cl. 2A2, 4.985%, 12/25/29 1                                                                   4,054,000         3,794,546
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates, Series 2006-C,
Cl. A2, 5.33%, 5/8/09                                                                                  1,769,447         1,771,001
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11 3,4,5                    15,000,000                15
-----------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl. C,
4.405%, 11/11/09 3                                                                                     3,083,887           185,033
-----------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl.
B, 8/15/25 3,4,5                                                                                       2,730,094            27,301
-----------------------------------------------------------------------------------------------------------------------------------


                      1 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass- Through Certificates, Series
2005-FF10, Cl. A3, 5.075%,11/25/35 1                                                                $  5,379,215   $     5,345,260
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass- Through Certificates, Series
2006-FF10, Cl. A3, 4.955%, 7/25/36 1                                                                   3,790,000         3,614,285
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass- Through Certificates, Series
2006-FF5, Cl. 2A1, 4.915%, 5/15/36 1                                                                     855,870           846,721
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass- Through Certificates, Series
2006-FF9, Cl. 2A2, 4.975%, 7/7/36 1                                                                    1,940,000         1,851,884
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A,
Cl. D, 6/13/11 1,3,5                                                                                   5,776,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract  Sr. Sub. Pass-Through
Certificates, Series 1997-5, Cl. M1, 6.95%,5/15/29                                                     4,814,000         4,499,685
-----------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series
2000-3, Cl. IM1, 9.01%, 6/20/31                                                                        4,280,387         1,000,245
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2007-3, Cl. A3, 5.378%,
6/15/12 1,3                                                                                            3,500,000         3,484,661
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass- Through Certificates: Series
2005-3, Cl. A1, 5%, 1/20/35 1                                                                          1,789,565         1,748,883
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 1                                                              1,520,000         1,432,196
-----------------------------------------------------------------------------------------------------------------------------------
Ice Em CLO, Collateralized Loan Obligations: Series 2007-1A, Cl. B, 7.10%, 8/15/22 1,3                20,040,000        17,034,000
Series 2007-1A, Cl. C, 8.40%, 8/15/22 1,3                                                             16,980,000        14,433,000
Series 2007-1A, Cl. D, 10.40%, 8/15/22 1,3                                                            16,980,000        14,433,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates: Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36              1,965,092         1,968,624
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                              1,409,685         1,414,067
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                               1,143,372         1,145,161
-----------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A, Cl. C1, 0.303%, 3/24/14
1,3                                                                                                    3,704,214           148,169
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass- Through Certificates, Series
2006-WMC3, Cl. A3, 4.965%, 8/25/36 1                                                                   5,580,000         5,215,389
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 0.491%, 1/25/29
3,24                                                                                                   4,475,119           760,770
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 4.965%,
7/1/36 1                                                                                               6,330,000         6,163,931
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass- Through Certificates, Series
2005-6, Cl. A3, 5.68%, 1/25/36 1                                                                       1,900,000         1,883,773
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-RS4,
Cl. A1, 4.945%, 7/25/36 1                                                                                939,134           922,363
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series
2006-KS7, Cl. A2, 4.965%, 9/25/36 1                                                                    6,720,000         6,573,224
-----------------------------------------------------------------------------------------------------------------------------------


                      2 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations, Series
2005-BC3, Cl. A2B, 5.115%, 6/25/36 1                                                                $  3,889,658   $     3,878,274
-----------------------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 22.151%, 6/7/11
1,3                                                                                                    3,720,000         3,608,400
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1,
4.925%, 4/25/36 1                                                                                        548,302           544,665
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                                                                           699,196           699,974
-----------------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C,
8.403%, 11/14/13 1,3                                                                                   2,715,000         2,633,550
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2, 4.965%, 7/25/36 1                                                 3,770,000         3,674,277
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $220,485,610)                                                                      178,471,672
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--23.8%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--19.9%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--19.4%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44               1,900,281         2,016,031
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                                                 5,400,851         5,311,676
5%, 8/15/33-12/15/34                                                                                   6,497,857         6,350,671
6%, 4/15/17-3/15/33                                                                                   25,306,546        25,852,337
6.50%, 4/15/18-8/15/32                                                                                13,682,372        14,180,332
7%, 8/15/21-3/15/31                                                                                    3,336,267         3,501,042
7%, 10/15/31   6                                                                                       2,109,915         2,214,377
7.50%, 2/15/32-4/25/36                                                                                 8,163,964         8,737,075
8.50%, 8/15/31                                                                                           476,314           511,526
10%, 5/15/20                                                                                             178,026           205,194
10.50%, 6/14/20                                                                                          190,307           222,063
11.50%, 11/14/16                                                                                         111,950           122,048
12%, 6/14/10-6/15/17                                                                                     470,721           517,219
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                                      1,336,049         1,379,110
Series 2410, Cl. PF, 6.008%, 2/15/32 1,6                                                              12,071,877        12,353,996
Series 2453, Cl. BD, 6%, 5/15/17                                                                         167,174           172,762
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                  14,658,647        14,406,531
Series 2934, Cl. NA, 5%, 4/15/24                                                                       4,812,714         4,820,847
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                    8,122,000         8,274,301
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.Investment Conduit Multiclass
Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                    7,738,624         8,242,046
Series 151, Cl. F, 9%, 5/15/21                                                                            15,197            15,171
Series 1590, Cl. IA, 6.113%, 10/15/23 1                                                                5,226,311         5,293,175
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                       342,064           361,551
Series 2002-66, Cl. FG, 5.865%, 9/25/32 1                                                              7,810,695         7,890,802
Series 2002-84, Cl. FB, 5.865%, 12/25/32 1                                                               456,134           460,360
Series 2003-11, Cl. FA, 5.865%, 9/25/32 1                                                                456,179           460,719


                      3 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2006-11, Cl. PS, 6.728%, 3/25/36 1                                                           $  3,059,437   $     3,395,899
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        45,312            47,124
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    3,964,103         4,119,626
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        46,915            49,009
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                    1,653,061         1,709,291
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     2,742,667         2,861,436
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                    10,958,497        11,509,741
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                    1,151,071         1,205,374
Series 2344, Cl. FP, 5.978%, 8/15/31 1                                                                 2,607,534         2,635,271
Series 2412, Cl. GF, 5.978%, 2/15/32 1                                                                 5,860,018         5,979,818
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    5,068,691         5,311,052
Series 2435, Cl. EQ, 6%, 5/15/31                                                                       6,660,615         6,758,315
Series 2451, Cl. FD, 6.028%, 3/15/32 1                                                                 1,945,331         1,985,288
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                      282,818           295,612
Series 2464, Cl. FI, 6.028%, 2/15/32 1                                                                 2,150,917         2,185,041
Series 2470, Cl. AF, 6.028%, 3/15/32 1                                                                 3,274,424         3,355,123
Series 2470, Cl. LF, 6.028%, 2/15/32 1                                                                 2,201,739         2,242,594
Series 2471, Cl. FD, 6.028%, 3/15/32 1                                                                 3,962,561         4,034,329
Series 2475, Cl. FB, 6.028%, 2/15/32 1                                                                 3,109,801         3,167,497
Series 2500, Cl. FD, 5.528%, 3/15/32 1                                                                   660,564           661,287
Series 2517, Cl. GF, 6.028%, 2/15/32 1                                                                 1,798,984         1,832,278
Series 2526, Cl. FE, 5.428%, 6/15/29 1                                                                   894,602           892,386
Series 2551, Cl. FD, 5.428%, 1/15/33 1                                                                   691,416           694,484
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                    3,208,827         3,167,012
Series 2676, Cl. KY, 5%, 9/15/23                                                                       2,516,000         2,447,258
Series 2676, Cl. TF, 5.628%, 1/15/32 1                                                                 3,589,742         3,612,576
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                   1,544,896         1,532,721
Series 2777, Cl. PJ, 4%, 5/15/24                                                                       1,640,303         1,630,598
Series 2936, Cl. PE, 5%, 2/1/35                                                                        2,807,000         2,644,720
Series 2939, Cl. PE, 5%, 2/15/35                                                                      11,489,000        10,842,614
Series 3025, Cl. SJ, 6.316%, 8/15/35 1                                                                 3,345,968         3,807,312
Series 3035, Cl. DM, 5.50%, 11/15/25                                                                  10,564,071        10,640,782
Series 3057, Cl. LG, 5%, 10/15/35                                                                      5,000,000         4,682,424
Series 3094, Cl. HS, 5.949%, 6/15/34 1                                                                 1,782,998         1,945,185
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   22,280,947        22,546,991
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 4.687%, 7/1/26 7                                                                   2,762,933           622,830
Series 183, Cl. IO, 1.109%, 4/1/27 7                                                                   1,064,698           243,247
Series 192, Cl. IO, 7.152%, 2/1/28 7                                                                     491,613           119,310
Series 200, Cl. IO, 6.369%, 1/1/29 7                                                                     592,331           137,661
Series 2003-13, Cl. IO, 7.82%, 3/25/33 7                                                               4,805,189         1,083,573
Series 2003-26, Cl. DI, 9.526%, 4/25/33 7                                                              3,636,775           758,253
Series 2003-26, Cl. IK, 5.171%, 4/25/33 7                                                                 97,430            20,384
Series 203, Cl. IO, (1.754)%, 6/1/29 7                                                                 2,040,832           465,942
Series 204, Cl. IO, (10.436)%, 5/1/29 7                                                                  169,673            40,005
Series 205, Cl. IO, 1.644%, 9/1/29 7                                                                   2,655,643           625,465
Series 206, Cl. IO, (14.735)%, 12/1/29 7                                                                 846,859           185,009


                      4 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 207, Cl. IO, (24.122)%, 4/1/30 7                                                             $    965,490   $       225,260
Series 2074, Cl. S, 2.154%, 7/17/28 7                                                                    626,711            69,963
Series 2079, Cl. S, 1.693%, 7/17/28 7                                                                  1,001,494           118,774
Series 208, Cl. IO, (12.131)%, 6/1/30 7                                                                1,781,923           399,075
Series 212, Cl. IO, (0.153)%, 5/1/31 7                                                                 3,988,656           912,263
Series 214, Cl. IO, (14.501)%, 6/1/31 7                                                                  950,796           220,166
Series 216, Cl. IO, 2.015%, 12/1/31 7                                                                      3,972               962
Series 224, Cl. IO, 5.591%, 3/1/33 7                                                                   5,095,989         1,196,226
Series 243, Cl. 6, 15.174%, 12/15/32 7                                                                 3,162,699           667,219
Series 2526, Cl. SE, (1.647)%, 6/15/29 7                                                               1,616,546           108,878
Series 2802, Cl. AS, 5.232%, 4/15/33 7                                                                 4,804,621           324,329
Series 2819, Cl. S, (6.453)%, 6/15/34 7                                                               13,841,472         1,357,379
Series 2920, Cl. S, (5.408)%, 1/15/35 7                                                                8,127,765           578,004
Series 3000, Cl. SE, 10.075%, 7/15/25 7                                                               10,570,525           566,988
Series 3004, Cl. SB, 32.901%, 7/15/35 7                                                               16,002,989           991,504
Series 3110, Cl. SL, 24.276%, 2/15/26 7                                                                2,711,006           138,546
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. PO, 7.631%, 2/1/28 8                                                                     491,613           388,799
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 4/25/18-8/25/20                                                                                64,665,694        63,641,413
4.50%, 9/25/18 6                                                                                      25,551,929        25,149,118
5%, 12/25/17-9/25/35                                                                                 315,506,436       311,147,180
5%, 3/25/18-9/25/33 6                                                                                 13,339,822        13,159,075
5%, 1/1/22-1/1/37 9                                                                                   35,875,000        35,269,829
5.296%, 10/1/36                                                                                       70,208,897        70,721,707
5.50%, 1/25/22-11/25/34                                                                              319,990,119       320,413,380
5.50%, 7/25/33 10                                                                                     60,944,208        60,998,936
5.50%, 4/25/34 6                                                                                      15,755,360        15,769,509
5.50%, 1/1/22 9                                                                                       14,370,000        14,556,365
6%, 7/25/24-8/25/34                                                                                   81,279,609        82,877,179
6%, 11/25/32-10/25/33 6                                                                               21,777,562        22,198,918
6%, 1/1/22-1/1/37 9                                                                                   82,657,000        84,358,126
6.50%, 5/25/17-9/25/32                                                                                30,028,238        31,178,217
6.50%, 6/25/17 6                                                                                       7,264,301         7,524,102
7%, 11/25/17-9/25/34                                                                                  37,628,928        39,650,622
7.50%, 6/25/10-1/25/33                                                                                13,152,607        14,069,754
8.50%, 7/25/32                                                                                            81,791            88,111
9.50%, 4/25/20-4/8/21                                                                                    101,047           110,651
11%, 11/8/15-2/25/26                                                                                     391,531           450,204
13%, 6/25/15                                                                                              82,789            95,504
15%, 5/9/13                                                                                              270,769           317,471
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T10, Cl. IO, 26.115%, 12/25/41 7                                                                140,210,219         1,714,463
CMO Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T3, Cl. IO, 29.405%, 11/25/40 7                                                                  16,725,609           270,053


                      5 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
CMO Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T4, Cl. IO, 22.955%, 7/25/41 7                                                              $    27,161,217   $       567,088
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                        369,127           377,289
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                                     1,963,651         2,121,585
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                 2,441,060         2,527,740
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                                                    107,933           113,467
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 3,834,827         4,030,059
Trust 2001-19, Cl. Z, 6%, 5/1/31                                                                       2,600,989         2,660,838
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                       368,035           380,867
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        16,137            16,079
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                   366,249           381,167
Trust 2001-65, Cl. F, 5.465%, 11/25/31 1                                                               4,467,344         4,485,675
Trust 2001-69, Cl. PF, 5.865%, 12/25/31 1                                                              4,809,318         4,878,277
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       343,068           344,182
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                                     5,204,059         5,346,796
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                  2,027,611         2,070,468
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                     3,477,466         3,598,515
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                                     1,970,824         2,038,919
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                                  4,819,701         5,044,002
Trust 2002-29, Cl. F, 5.865%, 4/25/32 1                                                                2,348,757         2,408,170
Trust 2002-60, Cl. FH, 5.865%, 8/25/32 1                                                               4,558,483         4,665,041
Trust 2002-64, Cl. FJ, 5.865%, 4/25/32 1                                                                 721,367           733,557
Trust 2002-68, Cl. FH, 5.496%, 10/18/32 1                                                              1,505,918         1,521,062
Trust 2002-81, Cl. FM, 5.365%, 12/25/32 1                                                              2,746,138         2,770,147
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      3,950,706         4,088,278
Trust 2003-116, Cl. FA, 5.265%, 11/25/33 1                                                               856,767           855,250
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 1                                                              3,530,818         3,338,758
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  5,484,000         5,539,485
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                 12,312,000        12,334,633
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  5,467,000         5,502,656
Trust 2003-3, Cl. FM, 5.365%, 4/25/33 1                                                                3,288,760         3,289,803
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                                                10,264,000        10,276,821
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                     3,693,780         3,664,628
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                                     4,885,787         4,844,964
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                                 12,320,000        12,333,482
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     1,451,391         1,442,066
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    4,413,000         4,427,667
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                  6,695,007         6,667,801
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                3,800,000         3,817,498
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  2,865,000         2,842,091
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 1                                                               3,219,515         3,219,938
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                  3,510,000         3,327,995
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                    540,000           548,939
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                                 19,014,507        19,132,686
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 9,544,012         9,645,920
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 1                                                               4,460,592         4,894,632
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 1                                                               3,776,407         4,019,651
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 1                                                               4,313,461         4,597,446


                      6 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 1                                                         $     1,004,348   $     1,068,408
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                 11,354,497        11,474,542
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                    311,000           308,727
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-61, Cl. SH, 11.066%, 11/18/31 7                                                             5,070,767           474,292
Trust 2001-63, Cl. SD, (1.907)%, 12/18/31 7                                                              129,623            17,383
Trust 2001-68, Cl. SC, (2.348)%, 11/25/31 7                                                               89,051             9,232
Trust 2001-81, Cl. S, 3.242%, 1/25/32 7                                                                1,178,354           126,914
Trust 2002-28, Cl. SA, 3.006%, 4/25/32 7                                                                 839,159           104,865
Trust 2002-38, Cl. IO, (1.765)%, 4/25/32 7                                                               714,854            75,168
Trust 2002-39, Cl. SD, (1.206)%, 3/18/32 7                                                             1,140,765           175,077
Trust 2002-48, Cl. S, 3.165%, 7/25/32 7                                                                1,344,357           144,749
Trust 2002-52, Cl. SL, 3.113%, 9/25/32 7                                                                 799,989            87,274
Trust 2002-53, Cl. SK, (0.727)%, 4/25/32 7                                                               711,101            75,423
Trust 2002-56, Cl. SN, 4.255%, 7/25/32 7                                                               1,843,722           198,182
Trust 2002-65, Cl. SC, 1.778%, 6/25/26 7                                                               2,262,054           371,552
Trust 2002-77, Cl. IS, 1.765%, 12/18/32 7                                                              1,217,900           204,372
Trust 2002-77, Cl. SH, 4.507%, 12/18/32 7                                                              1,437,932           141,786
Trust 2002-89, Cl. S, 14.6%, 1/25/33 7                                                                 5,807,230           630,814
Trust 2002-9, Cl. MS, 3.059%, 3/25/32 7                                                                1,567,876           169,457
Trust 2003-118, Cl. S, 9.179%, 12/25/33 7                                                              8,870,450         1,524,657
Trust 2003-23, Cl. ES, 5.27%, 10/25/22 7                                                              27,878,941         2,065,506
Trust 2003-33, Cl. SP, 8.95%, 5/25/33 7                                                                5,285,688           686,212
Trust 2003-4, Cl. S, 11.769%, 2/25/33 7                                                                2,701,048           329,460
Trust 2003-46, Cl. IH, 0.205%, 6/25/33 7                                                               1,100,216           249,695
Trust 2005-105, Cl. S, 17.325%, 12/25/35 7                                                            11,752,072           865,323
Trust 2005-40, Cl. SA, 0.219%, 5/25/35 7                                                              12,294,896           846,016
Trust 2005-40, Cl. SB, 3.934%, 5/25/35 7                                                               5,723,271           285,381
Trust 2005-71, Cl. SA, 8.454%, 8/25/25 7                                                               6,672,681           519,161
Trust 2005-83, Cl. SL, 11.659%, 10/25/35 7                                                            11,919,716           871,697
Trust 2005-87, Cl. SE, 14.392%, 10/25/35 7                                                            50,189,364         3,501,325
Trust 2005-87, Cl. SG, 13.934%, 10/25/35 7                                                            14,832,376         1,389,817
Trust 2006-119, Cl. MS, 22.78%, 12/25/36 7                                                            11,975,041           905,550
Trust 2006-33, Cl. SP, 14.71%, 5/25/36 7                                                               8,649,012           798,850
Trust 2006-34, Cl. SK, 14.656%, 5/25/36 7                                                             14,422,524         1,322,919
Trust 2006-75, Cl. SA, 23.354%, 8/25/36 7                                                              5,384,076           507,401
Trust 2006-90, Cl. SX, 28.802%, 9/25/36 7                                                             11,793,026         1,150,979
Trust 221, Cl. 2, 13.991%, 5/1/23 7                                                                    1,007,569           232,196
Trust 240, Cl. 2, 20.545%, 9/1/23 7                                                                    1,694,831           389,694
Trust 247, Cl. 2, 0.599%, 10/1/23 7                                                                      421,482           111,370
Trust 2682, Cl. TQ, 12.29%, 10/15/33 7                                                                 5,241,788           402,177
Trust 2981, Cl. BS, 12.367%, 5/15/35 7                                                                 9,806,254           732,973
Trust 301, Cl. 2, 5.03%, 4/1/29 7                                                                      1,668,490           375,011
Trust 303, Cl. IO, 12.588%, 11/1/29 7                                                                    908,924           216,994


                      7 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 313, Cl. 2, (6.374)%, 6/1/31 7                                                             $     6,361,555   $     1,533,495
Trust 319, Cl. 2, 4.191%, 2/1/32 7                                                                        82,785            19,231
Trust 321, Cl. 2, 8.914%, 4/1/32 7                                                                     7,776,808         1,802,554
Trust 322, Cl. 2, 4.804%, 4/1/32 7                                                                       350,840            83,041
Trust 324, Cl. 2, 5.076%, 7/1/32 7                                                                     5,785,185         1,326,332
Trust 331, Cl. 5, 15.576%, 2/1/33 7                                                                    6,733,067         1,476,107
Trust 334, Cl. 12, 11.287%, 2/1/33 7                                                                   8,398,928         1,833,709
Trust 334, Cl. 5, 13.838%, 5/1/33 7                                                                    3,931,708           913,214
Trust 339, Cl. 7, 10.727%, 7/1/33 7                                                                   19,569,166         4,624,489
Trust 342, Cl. 2, 4.092%, 9/1/33 7                                                                    22,069,327         5,167,209
Trust 344, Cl. 2, 5.759%, 12/1/33 7                                                                   10,270,981         2,355,072
Trust 345, Cl. 9, 8.864%, 1/1/34 7                                                                     6,689,694         1,591,651
Trust 362, Cl. 12, 5.485%, 8/1/35 7                                                                      178,068            41,218
Trust 362, Cl. 13, 5.477%, 8/1/35 7                                                                       98,754            22,678
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 324, Cl. 1, 6.135%, 7/1/32 8                                               1,444,604         1,184,188
                                                                                                                   ----------------
                                                                                                                     1,746,443,778
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
5.625%, 8/8/27 1                                                                                           8,789             8,837
7%, 1/29/28-2/8/30                                                                                     2,280,975         2,419,573
8%, 1/29/28-9/29/28                                                                                      810,602           877,137
11%, 11/8/19                                                                                              20,723            23,696
12%, 12/9/13-10/9/15                                                                                      33,035            38,339
12.50%, 12/29/13-11/29/15                                                                              1,236,691         1,417,185
13%, 10/30/15                                                                                          1,854,232         2,140,831
13.50%, 6/30/15                                                                                        2,469,217         2,864,978
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62,
Cl. KZ, 6.50%, 12/16/31                                                                               11,027,343        11,570,798
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                    9,243,263         9,911,447
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                    4,021,684         4,316,566
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                      4,713,199         5,050,148
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 4.889%, 7/16/28 7                                                              2,024,854           218,760
Series 1998-6, Cl. SA, 7.637%, 3/16/28 7                                                               1,249,438           140,474
Series 2006-47, Cl. SA, 31.192%, 8/16/36 7                                                             4,246,359           334,860
                                                                                                                   ----------------
                                                                                                                        41,333,629
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--3.9%
-----------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL--0.0%
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural
Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates, Series
1992-2, Cl. B2, 1/15/03 3,4,5                                                                            721,497                --


                      8 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--2.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                           $     5,310,000   $     5,247,939
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                  315,000           316,349
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                   3,012,724         3,064,036
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   2,835,820         2,890,190
-----------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-
CTL1, (5.859)%, 6/22/24 7                                                                              3,737,540           111,065
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 4.965%, 8/25/08 1                                                1,530,687         1,529,285
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%,
3/1/36                                                                                                 1,371,000         1,370,713
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                                    9,503,000         9,501,499
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust Series 2006-A5, Real
Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A13, 5.315%, 10/25/36 1                                                           7,229,598         7,068,927
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                 18,770,611        18,454,356
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2006-8, Cl. 2A1, 4.895%,
1/25/46 1                                                                                              5,937,030         5,862,095
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-
Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               2,562,179         2,561,722
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             8,256,048         8,255,612
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                                   799,559           800,219
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-
Through Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                          241,783           243,022
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 1997-CF2, Cl. B30C, 5.829%, 10/15/30 3,24                                         36,400,000        21,840,000
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
5.50%, 4/25/37                                                                                         4,344,091         4,291,333
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                                                                       2,364,702         2,363,084
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                   3,080,000         3,069,374
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 7.035%,
5/15/30 1                                                                                              2,000,000         2,016,000
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               3,430,000         3,389,057
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               3,470,000         3,478,224


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                         $     7,170,000   $     7,214,362
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                              1,280,000         1,266,887
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              4,520,000         4,492,558
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             8,250,000         8,262,024
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                              4,580,000         4,677,708
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-
LDP11, Commercial Mtg. Pass-Through Certificates, Series
2007-LD11, Cl. A2, 5.992%, 6/15/49 1                                                                   9,140,000         9,351,786
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Commercial
Mtg. Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%,
10/15/32                                                                                               9,130,163         9,539,676
-----------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                           8,115,000         8,501,334
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                3,690,000         3,684,478
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                7,970,000         8,008,647
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                                 9,475,930        10,011,088
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl.
A, 2.514%, 7/26/24 3                                                                                     454,921           350,289
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                   72,349            72,092
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   3,978,952         3,940,735
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 5.239%, 10/25/36 1                                              19,177,581        18,895,070
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                          4,587,485         4,598,459
-----------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                    9,627,000        10,073,585
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-
Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                                                  571,000           605,525
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                6,046,508         5,976,987
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-
Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                            5,797,172         5,786,483
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through Certificates, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                                                                                5,800,000         5,775,105
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                                                                               2,083,000         2,087,874
-----------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl.
2A, 4.047%, 9/25/33 1                                                                                  6,546,882         6,509,316
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg.
Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.836%,
10/1/34 1                                                                                             11,668,135        11,549,167
                                                                                                                   ----------------
                                                                                                                       258,955,336


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.4%
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                  $     10,496,470        $    10,458,552
----------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 1                                    16,888,380             17,095,195
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 1                                   12,724,921             12,780,057
----------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl.
2AB1, 5.115%, 7/25/45 1                                                           97,900                 97,688
                                                                                                ----------------
                                                                                                     40,431,492
----------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.756%, 2/25/32 1                                     5,781,736              5,878,263
----------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                        7,546,740              7,710,829
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                        1,440,352              1,445,259
----------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-
QS13, Cl. 1A8, 6%, 9/25/36                                                     4,626,226              4,624,270
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-
QS13, Cl. 1A5, 6%, 9/25/36                                                    14,100,429             14,139,637
----------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                            3,317,456              3,313,750
----------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                         5,521,947              5,471,636
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                        220,016                219,877
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                             420,936                423,531
----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                              2,407,000              2,429,288
----------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security:
Series 1995-3, Cl. 1IO, 4.743%, 9/15/25 7                                     33,315,582                260,208
Series 1992-2, Cl. IO, 13.556%, 9/15/22 7                                     14,647,925                346,155
Series 1995-2B, Cl. 2IO, 9.377%, 6/15/25 7                                     1,018,628                 22,706
----------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities 2006-12 Trust, Mtg.
Pass-Through Certificates, Series 2006-12, Cl. A1, 6%, 10/25/36                6,259,003              6,327,205
                                                                                                ----------------
                                                                                                     46,734,351
                                                                                                ----------------
Total Mortgage-Backed Obligations (Cost $2,111,886,398)                                           2,139,776,849
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.7%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
5.208%, 2/4/08 11                                                             37,540,000             37,399,075
3.375%, 4/15/09                                                               26,370,000             26,241,578
4.625%, 10/25/12 12                                                           63,280,000             65,230,859
5.25%, 5/21/09 12                                                             25,770,000             26,309,237
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., Series 1,4.75%,
11/19/12 12                                                                   60,090,000             62,252,579
----------------------------------------------------------------------------------------------------------------


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 3.875%,
12/10/09 12                                                             $     59,725,000        $    60,093,742
----------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
6.135%, 1/15/21 11,12                                                         53,130,000             28,901,073
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.737%, 2/7/08 12,13                                     12,760,000             12,711,477
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.955%, 2/15/16 6,11,12                          23,896,000             17,158,188
                                                                                                ----------------
Total U.S. Government Obligations (Cost $324,783,467)                                               336,297,808
----------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--24.7%
----------------------------------------------------------------------------------------------------------------
ARGENTINA--0.6%
Argentina (Republic of) Bonds:
5.374%, 8/3/12 1                                                              23,935,001             21,077,927
7%, 10/3/15                                                                    5,800,000              4,802,400
Series GDP, 0.971%, 12/15/35 1                                                23,710,000              2,738,505
Series V, 7%, 3/28/11                                                         14,317,000             13,202,861
Series VII, 7%, 9/12/13                                                        9,540,000              8,296,090
----------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                       6,770,000              6,803,850
                                                                                                ----------------
                                                                                                     56,921,633
----------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
New South Wales Treasury Corp. Sr. Unsec. Nts., 6%, 10/1/09                   90,045,000 AUD         77,456,448
----------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09                                                                        4,905,000 AUD          4,230,380
                                                                                                ----------------
                                                                                                     81,686,828
----------------------------------------------------------------------------------------------------------------
AUSTRIA--0.2%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16               12,951,000 EUR         18,399,721
----------------------------------------------------------------------------------------------------------------
BELGIUM--0.7%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                            12,060,000 EUR         18,246,668
----------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.03%, 9/18/08 11                        31,210,000 EUR         44,259,852
                                                                                                ----------------
                                                                                                     62,506,520
----------------------------------------------------------------------------------------------------------------
BRAZIL--1.3%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                   23,215,000             23,644,478
8%, 1/15/18                                                                   26,620,000             29,854,330
8.75%, 2/4/25                                                                  1,815,000              2,305,050
8.875%, 10/14/19                                                              21,300,000             26,412,000
10.50%, 7/14/14                                                               17,798,000             22,692,450
----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                              7,950,000              8,995,425
                                                                                                ----------------
                                                                                                    113,903,733
----------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                 7,080,000              8,265,900
8.25%, 1/15/15 2                                                               6,790,000              7,927,325
                                                                                                ----------------
                                                                                                     16,193,225
----------------------------------------------------------------------------------------------------------------
CANADA--1.0%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                                 44,670,000 CAD         44,737,423


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
4.25%, 12/1/09                                                                43,740,000 CAD    $    44,421,319
                                                                                                ----------------
                                                                                                     89,158,742
----------------------------------------------------------------------------------------------------------------
COLOMBIA--0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 2                         9,427,000,000 COP          4,449,796
----------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                               10,402,000             11,598,230
10.75%, 1/15/13                                                                8,000,000              9,860,000
12%, 10/22/15                                                             14,703,000,000  COP         8,105,958
----------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10                                5,175,000,000  COP         2,655,816
----------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                           4,010,000              4,801,975
----------------------------------------------------------------------------------------------------------------
EEB International Ltd., Sr. Unsec. Bonds, 8.75%, 10/31/14 3                    8,730,000              8,959,163
                                                                                                ----------------
                                                                                                     50,430,938
----------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                          5,424,000              7,074,930
----------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10                                                                  25,040,000 DKK          4,867,405
4%, 11/15/15                                                                  18,235,000 DKK          3,479,295
7%, 11/10/24                                                                   6,610,000 DKK          1,651,594
----------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08                                        26,415,000 DKK          5,175,661
                                                                                                ----------------
                                                                                                     15,173,955
----------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REG S, 9.04%,
1/23/18                                                                        2,626,423              2,987,557
----------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%,
9/27/11 3                                                                      1,536,983              1,636,887
                                                                                                ----------------
                                                                                                      4,624,444
----------------------------------------------------------------------------------------------------------------
EGYPT--0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 2                                                                     31,310,000 EGP          5,793,850
----------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                              4,802,000              5,594,330
7.65%, 6/15/35 2                                                              10,425,000             12,066,938
                                                                                                ----------------
                                                                                                     17,661,268
----------------------------------------------------------------------------------------------------------------
FRANCE--1.4%
France (Government of) Obligations Assimilables du Tresor
Bonds:
3.25%, 4/25/16                                                                39,525,000 EUR         53,326,370
4%, 10/25/38                                                                  39,370,000 EUR         51,300,748
----------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.937%, 1/17/08 11                     16,520,000 EUR         24,075,497
                                                                                                ----------------
                                                                                                    128,702,615
----------------------------------------------------------------------------------------------------------------
GERMANY--2.5%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                                      26,875,000 EUR         38,378,784
Series 05, 4%, 1/4/37                                                         47,615,000 EUR         62,954,004


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0707,
4.112%, 1/16/08 11                                                            85,355,000 EUR    $   124,407,446
                                                                                                ----------------
                                                                                                    225,740,234
----------------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 3                                    9,290,000              9,824,175
----------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                    28,015,000 EUR         41,362,397
----------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                              3,052,000              3,532,690
10.25%, 11/8/11                                                                1,988,000              2,301,110
                                                                                                ----------------
                                                                                                      5,833,800
----------------------------------------------------------------------------------------------------------------
INDONESIA--0.5%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                              22,015,000             22,813,044
7.25%, 4/20/15 2                                                              11,655,000             12,354,300
----------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                         6,210,000              7,273,463
                                                                                                ----------------
                                                                                                     42,440,807
----------------------------------------------------------------------------------------------------------------
ISRAEL--0.2%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14                          68,180,000 ILS         18,984,488
----------------------------------------------------------------------------------------------------------------
ITALY--1.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.40%,
7/1/09 1,14                                                                   84,700,000 EUR        123,953,424
----------------------------------------------------------------------------------------------------------------
JAPAN--2.3%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09                                          8,943,000,000 JPY         80,351,500
10 yr., Series 245, 0.90%, 12/20/12                                        4,173,000,000 JPY         37,170,528
10 yr., Series 288, 1.70%, 9/20/17                                         3,745,000,000 JPY         34,248,250
30 yr., Series 25,  2.30%, 12/20/36                                        6,009,000,000 JPY         53,250,278
                                                                                                ----------------
                                                                                                    205,020,556
----------------------------------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12 3                                                                     59,778,000 MYR         21,223,493
----------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15                   27,925,000 MYR          8,811,795
                                                                                                ----------------
                                                                                                     30,035,288
----------------------------------------------------------------------------------------------------------------
MEXICO--1.5%
Mexican Cetes Treasury Bills:
Series BI, 7.764%, 8/28/08 11                                                191,600,000 MXN         16,696,709
Series BI, 7.734%, 10/23/08 11                                               386,960,000 MXN         33,346,656
----------------------------------------------------------------------------------------------------------------
Mexican Williams Sr. Nts., 5.488%, 11/15/08 1,3                                1,500,000              1,512,300
----------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M7, 8%, 12/24/08 1                       874,450,000 MXN         80,297,280
                                                                                                ----------------
                                                                                                    131,852,945
----------------------------------------------------------------------------------------------------------------
NIGERIA--0.4%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11               36,380,000 NGN            314,738
----------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09             212,600,000 NGN          1,884,368
----------------------------------------------------------------------------------------------------------------


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMNT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC,
5.092%, 1/5/10                                                          $      1,567,746        $     1,364,119
----------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                                    862,000,000 NGN          7,143,121
Series 5Y, 9.50%, 8/31/12                                                  1,552,000,000 NGN         13,097,880
Series 5Y13, 12.99%, 9/29/11                                                 524,300,000 NGN          5,078,461
Series 7Y16, 11.99%, 12/22/13                                                857,700,000 NGN          7,784,046
Series 7YR, 12.74%, 10/27/13                                                 341,700,000 NGN          3,202,532
                                                                                                ----------------
                                                                                                     39,869,265
----------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                10,705,000             11,347,300
7.25%, 3/15/15                                                                26,685,000             29,553,638
8.875%, 9/30/27                                                                4,925,000              6,414,813
9.375%, 4/1/29                                                                 5,500,000              7,548,750
                                                                                                ----------------
                                                                                                     54,864,501
----------------------------------------------------------------------------------------------------------------
PERU--1.3%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                                61,210,000 PEN         22,889,437
9.91%, 5/5/15                                                                 66,044,000 PEN         26,696,216
Series 7, 8.60%, 8/12/17                                                      59,542,000 PEN         23,000,828
Series 8-1, 12.25%, 8/10/11                                                   83,770,000 PEN         33,477,543
----------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16 11                                14,619,905              9,319,020
                                                                                                ----------------
                                                                                                    115,383,044
----------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.5%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                   25,470,000             29,035,800
8.375%, 2/15/11                                                                5,050,000              5,461,893
----------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                 7,539,000              8,735,816
9%, 2/15/13                                                                      930,000              1,063,688
                                                                                                ----------------
                                                                                                     44,297,197
----------------------------------------------------------------------------------------------------------------
POLAND--0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13                                                   38,810,000 PLZ         14,958,420
Series WS0922, 5.75%, 9/23/22                                                  8,880,000 PLZ          3,561,389
                                                                                                ----------------
                                                                                                     18,519,809
----------------------------------------------------------------------------------------------------------------
SPAIN--0.7%
Spain (Government of) Bonds, 3.80%, 1/31/17                                   14,050,000 EUR         19,590,486
----------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 4.002%, 3/20/08 11                      32,825,000 EUR         47,537,758
                                                                                                ----------------
                                                                                                     67,128,244
----------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.3%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                               17,510,000 EUR         26,279,076
----------------------------------------------------------------------------------------------------------------
TURKEY--1.9%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                 29,155,000             30,051,516
7%, 9/26/16                                                                   26,490,000             28,145,625


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                          $     18,115,000        $    19,473,625
16%, 3/7/12 1                                                                 91,710,000 TRY         78,075,000
18.163%, 8/13/08 11                                                           18,130,000 TRY         14,115,036
                                                                                                ----------------
                                                                                                    169,860,802

----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.4%
United Kingdom Treasury Bonds:
5.75%, 12/7/09                                                                36,290,000 GBP         73,920,940
6%, 12/7/28 15,16                                                             22,535,000 GBP         54,015,440
                                                                                                ----------------
                                                                                                    127,936,380

----------------------------------------------------------------------------------------------------------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                                167,100,000 UYU          8,099,077
7.625%, 3/21/36                                                                8,155,000              8,929,725
----------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                  232,960,000 UYU         12,831,188
8%, 11/18/22                                                                  19,500,000             21,937,500
                                                                                                ----------------
                                                                                                     51,797,490

                                                                                                ----------------
Total Foreign Government Obligations (Cost $2,099,803,557)                                        2,219,216,324

----------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.3%
----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of
Ukraine Loan Participation Nts., 8.40%, 2/9/16                                13,130,000             12,768,925
----------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28,
Tranche 1, 7.25%, 11/25/09                                                   136,600,000 RUR          5,645,321
----------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche
1, 8%, 9/30/09                                                               134,000,000 RUR          5,395,311
                                                                                                ----------------
Total Loan Participations (Cost $22,939,092)                                                         23,809,557

----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--20.9%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.8%
----------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                           6,906,000              7,026,855
9% Sr. Unsec. Nts., 7/1/15                                                     4,109,000              4,376,085
----------------------------------------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                           8,580,000              7,850,700
----------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                      4,027,000              4,167,945
----------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                914,000                977,980
                                                                                                ----------------
                                                                                                     24,399,565
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                             4,985,000              4,191,742
----------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13 3                    880,000                876,700
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Education Management LLC/Education Management Corp., 10.25% Sr. Unsec.
Sub. Nts., 6/1/16                                                              3,595,000              3,720,825


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                              $      5,135,000        $     4,865,413
----------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                           700,000                663,250
8% Sr. Nts., 11/15/13                                                          2,100,000              2,100,000
----------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                           5,255,000              5,136,763
----------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                   7,740,000              6,385,500
----------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                           3,370,000              3,504,800
----------------------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15 2                   6,585,000              6,650,850
----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                  100,000                 94,250
6.75% Sr. Unsec. Nts., 4/1/13                                                  3,355,000              3,271,125
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                            6,410,000              6,586,275
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                           2,185,000              2,146,763
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                           2,540,000              2,400,300
8% Sr. Sub. Nts., 4/1/12                                                       3,150,000              3,213,000
----------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                    1,150,000              1,148,563
----------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                  8,939,000              8,447,355
----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                             1,745,000              1,777,719
6.875% Sr. Sub. Nts., 12/1/11                                                    100,000                101,500
----------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12              5,750,000              5,836,250
----------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                          2,375,000              2,565,000
----------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,5                              10,850,000                     --
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                            10,625,000              8,021,875
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                            1,660,000              1,220,100
----------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                           4,600,000              4,927,750
----------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                     9,100,000              6,972,875
----------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10              3,958,000              4,106,425
----------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 3                             1,800,000              1,782,000
----------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14          7,945,000              7,845,688
                                                                                                ----------------
                                                                                                    101,771,389
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                         2,100,000              2,164,575
----------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                   3,285,000              3,026,753
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                2,813,000              2,756,132
----------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                            1,240,000                700,600
8.875% Sr. Sub. Nts., 4/1/12                                                   2,195,000              1,262,125
----------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                        2,724,000              2,683,140
----------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                           1,935,000                938,475
----------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                       1,925,000              1,848,000
----------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                   410,000                248,050


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
10.75% Sr. Nts., 4/1/13                                                 $      2,855,000        $     1,727,275
                                                                                                ----------------
                                                                                                     17,355,125
----------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                980,000                970,200
----------------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                         3,725,000              3,557,375
                                                                                                ----------------
                                                                                                      4,527,575
----------------------------------------------------------------------------------------------------------------
MEDIA--1.7%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12            4,496,000              4,473,520
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                       1,890,000              1,786,050
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                           1,050,000                893,813
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                  5,200,000              4,452,500
----------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec. Nts.,
10/1/15                                                                        4,190,000              3,435,800
----------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 17                     7,529,000              7,049,026
----------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                        2,609,000              2,657,919
9.875% Sr. Sub. Nts., 8/15/13                                                  4,627,000              4,823,648
----------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 17                                           3,800,000              3,477,000
8% Unsec. Nts., 11/15/13                                                       2,645,000              2,499,525
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                            5,420,000              5,368,510
----------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                   1,925,000              1,876,875
----------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                     7,015,000              6,471,338
----------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 11% Sr. Unsec. Sub. Nts., Series A, 7/31/13         11,774,700              5,946,224
----------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                           4,277,000              4,180,768
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                             1,800,000              1,809,000
----------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                             3,433,000              3,248,476
----------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 17                      7,225,000              5,816,125
----------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                   2,400,000              1,452,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                           4,775,000              3,008,250
----------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                               7,605,000              7,814,138
----------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec. Sub.
Disc. Nts., 8/1/16 17                                                          5,645,000              3,993,838
----------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                        1,675,000              1,241,594
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                    11,085,000              9,976,500
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                    10,645,000              9,580,500
6.875% Sr. Nts., 1/15/13                                                       7,100,000              6,390,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                    1,215,000              1,142,100
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                 3,292,000              3,090,365
----------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                        1,785,000              1,845,244
----------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27                               14,117,000 CAD         14,806,088
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12               5,199,000              5,322,476
----------------------------------------------------------------------------------------------------------------


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                             $      3,916,000        $     3,622,300
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                     3,200,000              1,964,000
----------------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                       2,300,000              1,782,500
----------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 17                       9,658,000              6,229,410
                                                                                                ----------------
                                                                                                    153,527,420
----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.0%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 3                                2,005,000              2,002,494
----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 2                          6,050,000              3,267,000
----------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10              1,700,000              1,593,750
----------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                5,723,000              5,694,385
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                          3,525,000              3,489,750
                                                                                                ----------------
                                                                                                     14,044,885
----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                        2,560,000              2,662,400
----------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                      4,770,000              4,781,925
----------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                               1,050,000              1,050,000
----------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                              2,970,000              2,561,625
                                                                                                ----------------
                                                                                                     11,055,950
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
----------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 2                  15,650,000 BRR          7,492,256
----------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                  3,125,000              3,148,438
8.375% Sr. Nts., 12/15/14                                                      2,160,000              2,176,200
                                                                                                ----------------
                                                                                                     12,816,894
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                 8,304,000              8,465,695
----------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                              14,256,000             16,553,725
----------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,5,18                             8,836,185                     --
----------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                   3,951,000              3,891,735
                                                                                                ----------------
                                                                                                     28,911,155
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                            1,385,000              1,315,750
8.625% Sr. Sub. Nts., 12/15/12                                                 4,055,000              4,105,688
----------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                        1,991,000              1,931,270
8.875% Sr. Unsec. Nts., 3/15/11                                                  641,000                596,130
----------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 2                                 5,365,000              5,311,350
----------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr.
Sub. Nts., 4/1/17 2                                                            5,546,000              4,797,290
----------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                           3,436,000              3,444,590


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
8% Sr. Nts., Series B, 10/15/09                                         $      1,300,000        $     1,319,500
                                                                                                ----------------
                                                                                                     22,821,568
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                   2,100,000              2,063,250
----------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                     4,075,000              4,013,875
----------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                           8,170,000              8,682,537
----------------------------------------------------------------------------------------------------------------
ENERGY--2.9%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16 3           3,025,000              3,077,938
----------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 2                          3,940,000              4,048,350
----------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                     2,010,000              1,939,650
                                                                                                ----------------
                                                                                                      9,065,938
----------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.8%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                   1,715,000              1,706,425
----------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                910,000                935,025
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                2,090,000              2,032,525
6.875% Sr. Unsec. Nts., 1/15/16                                                6,590,000              6,557,050
----------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                      3,870,000              3,618,450
----------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                995,000              1,007,438
----------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66 1               8,110,000              8,315,970
----------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                       3,745,000              3,819,900
----------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                            2,950,000              2,950,000
----------------------------------------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec. Bonds, 8/16/37 2                     41,570,000             42,089,625
----------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                  1,585,000              1,648,400
----------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33              16,324,000             17,419,846
----------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                     800,000                786,000
----------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                        8,590,000              8,209,051
----------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                  4,100,000              4,079,500
----------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                                             670,000                672,186
----------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                8,380,000              8,463,800
----------------------------------------------------------------------------------------------------------------
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18           25,590,000             25,590,000
----------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2          23,668,090             23,416,238
----------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                           5,514,000              5,788,035
----------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                      4,455,000              4,399,313
----------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                  2,545,000              2,494,100
7.375% Sr. Sub. Nts., 7/15/13                                                    100,000                102,000
7.50% Sr. Sub. Nts., 5/15/16                                                   6,835,000              7,005,875
----------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                  4,580,000              4,396,800
7.50% Sr. Sec. Nts., 11/30/16                                                  9,160,000              8,793,600
----------------------------------------------------------------------------------------------------------------


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                     $     3,460,000        $     3,226,450
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                           1,000,000              1,005,000
----------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                               3,425,000              3,322,250
----------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                   18,377,000             17,412,208
----------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                 2,570,000              2,582,850
6.625% Sr. Unsec. Nts., 11/1/15                                                3,870,000              3,850,650
----------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 2                                 16,200,000             17,010,000
----------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                    2,200,000              2,178,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                               600,000                594,000
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr. Unsec. Nts., 3/15/12                           5,945,000              6,502,344
----------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts.,  12/1/08                      1,100,000              1,108,250
                                                                                                ----------------
                                                                                                    255,089,154
----------------------------------------------------------------------------------------------------------------
FINANCIALS--7.1%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                 44,520,000 EUR         62,539,980
4.50% Sr. Sec. Nts., 7/13/21                                                  25,580,000 EUR         34,989,248
----------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                    4,545,000              4,340,475
----------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 3.359% Sec. Nts., 12/31/17 3,11                              68,800,000 BRR         26,698,507
----------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                2,103,000              1,629,825
8% Sr. Nts., 6/15/11                                                           2,845,000              2,482,263
----------------------------------------------------------------------------------------------------------------
Eirles Two Ltd.:
6.482% Sec. Nts., Series 335, 4/30/12 1,3                                     16,700,000             14,863,000
8.279% Sec. Nts., Series 324, 4/30/12 1,3                                     14,300,000             12,040,600
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                  9,435,000              8,546,572
----------------------------------------------------------------------------------------------------------------
Morgan Stanley:
6.25% Sr. Nts., 3/23/17 3                                                     15,216,000 PEN          4,745,484
10.09% Sr. Unsec. Nts., 5/3/17 3,6                                            30,605,000 BRR         15,686,032
                                                                                                ----------------
                                                                                                    188,561,986
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
African Development Bank, 9.25% Bonds, 1/18/08                               814,100,000 NGN          7,520,240
----------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                 12,090,000 EUR         17,152,873
----------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 2                                           17,395,000             17,682,018
----------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                        5,425,000              5,045,250
----------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 19                                  13,240,000             11,543,691
----------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                     2,660,000 EUR          3,659,971
----------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,19                          19,300,000             15,748,453
----------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09 1 1                                           17,190,000             17,347,117
12.045% Sr. Unsec. Nts., 1/12/10 1 1                                          22,570,000             19,471,590
12.989% Sr. Unsec. Nts., 3/9/09 1 1                                           17,190,000             16,349,065
----------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                         9,800,000              9,081,670
----------------------------------------------------------------------------------------------------------------


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 1,2                                                $    18,530,000        $    16,802,115
6.625% Nts., 10/3/12 2                                                        17,600,000             17,334,240
----------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1                                                          7,510,000 BRR          4,208,645
9.891% Nts., 1/25/12 1,3                                                   6,040,928,638 COP          3,547,507
----------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 2                   6,585,000              6,634,388
----------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4,5            5,010,000                     --
----------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2         6,180,000              6,357,984
----------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.33% Sec. Nts., Series
2006-003, Tranche E, 7/20/11 1                                                 5,000,000              5,072,500
----------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                      6,690,000              6,472,575
                                                                                                ----------------
                                                                                                    207,031,892
----------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                               645,000                625,650
----------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 3                                     26,000,000             24,407,541
----------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                      11,075,000             10,163,937
                                                                                                ----------------
                                                                                                     35,197,128
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                    19,704,837             20,049,672
----------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                5,800,000 EUR          8,096,233
----------------------------------------------------------------------------------------------------------------
Banco Invex SA, 25.352% Mtg. Backed Certificates, Series 062U,
3/13/34 1,20                                                                  18,615,150 MXN          7,041,131
----------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.176% Sec. Nts., Series 2005-93, 12/20/10 1                     6,700,000              7,228,630
----------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 3                                   9,200,000              8,772,200
----------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35 3                   24,775,500 MXN          2,234,232
----------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 2                   217,000,000 RUR          8,390,892
----------------------------------------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita, 20.181% Mtg. Backed
Certificates, Series 06U, 9/25/35 1                                           17,850,000 MXN          5,508,051
----------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                       9,010,000              7,320,625
----------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 6.033% Asset-Backed Nts., 7/20/10 1               9,093,575 EUR         13,258,801
----------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 17                   14,710,000              7,136,277
----------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                 1,050,000              1,060,500
9.661% Sr. Unsec. Nts., 5/1/10 1                                               1,050,000              1,055,250
                                                                                                ----------------
                                                                                                     97,152,494
----------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                    4,224,000              4,424,640
----------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                        915,000                915,000
----------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                           4,005,000              3,924,900
----------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                  1,920,000              1,910,400
                                                                                                ----------------
                                                                                                     11,174,940
----------------------------------------------------------------------------------------------------------------


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                   $     7,600,000        $     7,125,000
----------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 5.128% Unsec. Unsub. Nts, 5/5/08 1                2,095,000              1,913,860
----------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                   13,165,000             11,897,803
----------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 3                          3,610,000              3,158,750
----------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                                            31,725,000 EUR         44,116,922
4% Sec. Mtg. Nts., Series 2, 9/27/16                                          25,985,000 EUR         34,424,431
                                                                                                ----------------
                                                                                                    102,636,766
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.5%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                   1,685,000              1,419,613
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 2                         2,170,000              2,207,975
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                1,940,000              1,940,000
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                            6,060,000              6,105,450
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                   4,167,000              4,177,418
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08                  1,710,000 DEM          1,276,054
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust
Preferred Securities, 6/15/11                                                    795,000                826,800
----------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                8,785,000              7,467,250
----------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                             3,940,000              4,137,000
----------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                  1,360,000              1,285,200
6.875% Sr. Sub. Nts., 12/15/15                                                 1,700,000              1,589,500
----------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15               1,680,000              1,684,200
----------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                      4,740,000              4,076,400
----------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                      200,000                198,250
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                             200,000                198,500
----------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 17                                                                     6,385,000              4,756,825
                                                                                                ----------------
                                                                                                     39,718,847
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec. Nts., 11/15/14 2           3,475,000              3,422,875
----------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11               150,000                144,938
                                                                                                ----------------
                                                                                                      3,567,813
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.6%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                         3,455,000              3,472,275
----------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 2                                      1,605,000              1,685,250
----------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                        3,955,000              3,925,338
7.625% Sr. Sub. Nts., 2/1/18                                                   1,160,000              1,180,300
----------------------------------------------------------------------------------------------------------------


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                            $     4,267,000        $     4,138,990
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                           1,900,000              1,871,500
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                2,420,000              2,395,800
7.625% Sr. Sub. Nts., 6/15/12                                                    600,000                617,250
                                                                                                ----------------
                                                                                                     19,286,703
----------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4,5                         11,587,000                     --
----------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 3                     2,457,000              2,297,295
----------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                                                       8,313,000              8,603,955
----------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                             1,745,000              1,404,725
                                                                                                ----------------
                                                                                                     12,305,975
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B,
4/15/14                                                                        8,400,000              8,421,000
----------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 3,4,5                                                                 3,462,000                     --
----------------------------------------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                          2,555,000              2,599,713
----------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                    3,450,000              3,092,063
----------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                            3,490,000              3,455,100
7.50% Sr. Nts., 5/1/11                                                         1,600,000              1,628,000
----------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                           2,250,000              2,351,250
                                                                                                ----------------
                                                                                                     21,547,126
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13              430,000                404,200
----------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 3                           18,149,619             20,645,192
                                                                                                ----------------
                                                                                                     21,049,392
----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                   700,000                710,500
----------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2                          8,680,000 BRR          5,487,637
----------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                   1,155,000              1,196,869
                                                                                                ----------------
                                                                                                      7,395,006
----------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                         6,490,000              6,506,225
----------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                2,814,000              2,448,180
----------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                         3,130,000              3,004,800
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                              650,000                646,750
----------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                             5,355,000              5,247,900
----------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                              2,200,000              2,172,500
                                                                                                ----------------
                                                                                                     20,026,355
----------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC:
7.369% Sr. Unsec. Unsub. Nts., 5/15/14 1                                         670,000                619,750
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                          1,670,000              1,578,150
----------------------------------------------------------------------------------------------------------------


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                           $     1,110,000        $     1,130,813
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                            4,375,000              4,550,000
----------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                2,225,000              2,238,906
----------------------------------------------------------------------------------------------------------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 2                          8,550,000              8,336,250
----------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16 3                                                  1,022,000                987,508
7.50% Sr. Unsec. Nts., 11/1/13                                                   309,000                306,296
                                                                                                ----------------
                                                                                                     19,747,673
----------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                      1,725,000              1,535,250
----------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                  1,900,000              1,767,000
----------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                          1,725,000              1,716,375
----------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                               16,809,000             14,161,583
                                                                                                ----------------
                                                                                                     19,180,208
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.3%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                 4,825,000              4,432,969
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,5        12,879,000                    129
                                                                                                ----------------
                                                                                                      4,433,098
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                3,495,000              3,433,838
----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4,5                   2,201,031 EUR                 --
----------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4,5             2,121,834                     --
----------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4,5                            6,650,000 EUR                 --
                                                                                                ----------------
                                                                                                             --
----------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub.
Nts., Series B, 2/15/13 3                                                      4,519,000              4,728,004
----------------------------------------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                          7,570,000              7,701,468
----------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14 3                 1,970,000              1,851,800
----------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                       3,780,000              3,846,150
                                                                                                ----------------
                                                                                                     18,127,422
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.0%
Freescale Semiconductor, Inc., 10.125% Sr. Unsec. Sub. Nts.,
12/15/16 2                                                                     5,160,000              4,282,800
----------------------------------------------------------------------------------------------------------------
MATERIALS--1.3%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 3                                              1,911,000              2,016,105
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                            915,000                974,475
----------------------------------------------------------------------------------------------------------------


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1,3                                     $        805,000        $       881,475
11.625% Sr. Unsec. Nts., 10/15/10 3                                               79,000                 83,938
----------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 9.75% Sr. Unsec. Nts.,
12/1/14 2                                                                      7,125,000              6,590,625
----------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings, Inc., 7.375% Sr. Nts., 12/1/14 3                       2,085,000              2,241,375
                                                                                                ----------------
                                                                                                     12,787,993
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 2,19                      17,200,000             15,882,153
----------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14 17                       4,460,000              2,631,400
                                                                                                ----------------
                                                                                                     18,513,553
----------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                           5,020,000              4,994,900
----------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                 5,030,000              5,206,050
----------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                                                       3,295,000              3,047,875
----------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                        2,960,000              2,945,200
9.50% Sr. Sub. Nts., 8/15/13                                                   1,585,000              1,573,113
----------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875% Sr. Sec. Nts.,
2/15/09                                                                        5,788,000              5,816,940
----------------------------------------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                          5,205,000              4,918,725
9.125% Sr. Unsec. Unsub.  Nts., 2/1/17                                         8,840,000              8,177,000
                                                                                                ----------------
                                                                                                     36,679,803
----------------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                         12,160,000             13,102,400
8.875% Nts., 11/17/14 2                                                        7,235,000              7,795,713
----------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                                         9,380,000             10,083,500
----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 3,4,5                                                                   1,586,000                     --
----------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                  2,715,000              2,942,465
----------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                         1,340,000              1,417,050
----------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                4,105,000              3,879,225
                                                                                                ----------------
                                                                                                     39,220,353
----------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                       4,200,000              4,242,000
----------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 8.661% Sr. Sec. Nts., Series B, 8/1/14 1             1,375,000              1,347,500
                                                                                                ----------------
                                                                                                      5,589,500
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                          11,605,000             11,300,369
----------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/09 3,4,5                                                                 6,401,538                     --
----------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.25% Sr. Nts., 1/15/13                  1,400,000              1,414,000
----------------------------------------------------------------------------------------------------------------


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
----------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                 $      1,545,000        $     1,537,275
----------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                    3,620,000              3,656,200
----------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                9,955,000             10,701,625
----------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2                        21,925,200 PEN          7,880,054
----------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 3,4,5                                 5,135,000                     --
----------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                3,640,000              3,585,400
11% Sr. Unsec. Sub. Nts., 10/15/16                                             1,515,000              1,511,213
----------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                          5,845,000              6,078,800
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                          3,885,000              4,098,675
                                                                                                ----------------
                                                                                                     51,763,611
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds,
12/18/36                                                                      33,200,000 MXN          2,875,274
----------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                               1,480,000              1,528,100
7.50% Sr. Nts., 5/1/12                                                         6,580,000              6,810,300
----------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4,5              21,747,000                     --
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 6              30,510,000             30,063,913
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 3                                5,668,000              5,908,890
                                                                                                ----------------
                                                                                                     47,186,477
----------------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Edison Mission Energy:
7% Sr. Unsec. Nts., 5/15/17                                                    9,370,000              9,252,875
7.50% Sr. Unsec. Nts., 6/15/13                                                 1,690,000              1,740,700
7.75% Sr. Unsec. Nts., 6/15/16                                                 2,365,000              2,447,775
----------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                                                     4,195,000              4,289,388
8.80% Sr. Nts., 1/30/17 2                                                      5,240,000              5,410,300
----------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 2                                                         7,460,000              7,497,300
7.75% Nts., 10/17/16 2                                                        10,065,000             10,140,488
----------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                                         421,000,000 PHP         10,115,836
6.875% Nts., 11/2/16 2                                                         5,440,000              5,542,272
9.625% Unsec. Bonds, 5/15/28                                                  12,365,000             14,992,563
----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                            1,100,000              1,108,250
----------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                       7,387,000              7,509,558
                                                                                                ----------------
                                                                                                     80,047,305
----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                5,889,000              6,176,089
----------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                    3,594,000              3,594,000
----------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 2                                      4,230,000              4,180,932
----------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                      1,725,830              1,855,267
----------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 9.125% Sr. Unsec. Nts.,
5/1/31                                                                           900,000                846,000
----------------------------------------------------------------------------------------------------------------


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS CONTINUED
----------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                                         $      2,763,196        $     2,901,356
----------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                       5,120,000              5,004,800
7.375% Sr. Nts., 2/1/16                                                       12,415,000             12,135,663
                                                                                                ----------------
                                                                                                     36,694,107
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
CMS Energy Corp.:
7.75% Sr. Nts., 8/1/10                                                         1,700,000              1,792,500
8.50% Sr. Nts., 4/15/11                                                        2,507,000              2,713,100
----------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                700,000                690,899
                                                                                                ----------------
                                                                                                      5,196,499
                                                                                                ----------------
Total Corporate Bonds and Notes (Cost $1,940,479,984)                                             1,874,102,292

                                                                                  SHARES
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
----------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 3,4,18                      338,141                     --
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 3,4                                                            44,000                     --
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.25% Non-Cum. Sub.,
Series S, Non Vtg. 4                                                             350,590              9,027,693
----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 3,4,18                           5,816                     --
----------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
12% Cum., Series B, Non-Vtg. 4                                                       302              1,829,520
14.25% Cum. Jr. Exchangeable, Non-Vtg. 3,4,18                                          1                  2,490
9.75% Cv., Series AI 3,4,18                                                            1                  2,489
----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series
A 2                                                                               62,690              8,196,718
                                                                                                ----------------
Total Preferred Stocks (Cost $31,831,809)                                                            19,058,910
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.0%
----------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 3,4                                                    2,383,674             35,755,110
----------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                       219,429              9,119,469
----------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 4                                                           641,968             11,722,336
----------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                  97,739             10,021,180
----------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,4                                                   32,791                245,933
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                    7,919              1,702,981
----------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 4                                                  877,717              4,028,721
----------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 3,4                                                        799,833                     --
----------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                             96,467              9,476,918
----------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 4                                                          3,644,492              4,300,501
----------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust 3,4                          7,998,920                     --
----------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                      150,630              7,493,608
----------------------------------------------------------------------------------------------------------------
Telus Corp., Non-Vtg.                                                                465                 22,464
----------------------------------------------------------------------------------------------------------------
Veriz on Communications, Inc.                                                      1,812                 79,166
                                                                                                ----------------
Total Common Stocks (Cost $96,025,317)                                                               93,968,387


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                   UNITS                  VALUE
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 3,4                               800        $            --
----------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 4                                   4,020                  5,338
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,4                           4,610                     --
                                                                                                ----------------
Total Rights, Warrants and Certificates (Cost $30,592)                                                    5,338

                                                                               PRINCIPAL
                                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--14.2%
----------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 9.525%, 4/8/09 1,2                        5,100,000 EUR          7,513,232
----------------------------------------------------------------------------------------------------------------
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 7.965%, 5/22/12 1,2               2,512,000              2,545,284
----------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.53%,
6/1/09 1,2                                                                     6,500,000              6,797,700
----------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.271%, 6/13/08 1,2                                                            2,750,000              2,754,813
9.081%, 8/31/09 1,3                                                            3,950,000              3,998,190
----------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.229%, 5/19/09 1,2               7,450,000              7,351,288
----------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 17.993%,
1/7/09 1,2                                                                     5,260,000              5,337,322
----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.673%,
5/22/08 1,13                                                                   8,390,000 ARP          7,628,911
Argentina (Republic of) Credit Linked Nts., 11.265%, 5/18/09 1,3               4,978,000 ARP          4,271,929
Argentina (Republic of) Unsec. Credit Linked Nts., 9.423%,
4/16/10 1,3,13                                                                   322,254 ARP            272,122
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10                                                                        22,581,000 BRR         12,640,559
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10                                                                        35,445,000 BRR         19,841,664
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%,
1/5/10 11                                                                     19,079,551 BRR          8,414,033
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 16.41%,
1/2/09 11                                                                     18,185,594 BRR          9,129,988
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20                   7,580,000,000 COP          3,929,298
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12                                                                    4,498,269,508 COP          2,578,057
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                                   10,490,000,000 COP          6,012,049
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                                    8,514,000,000 COP          4,879,560
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                                    7,206,900,000 COP          4,130,432
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08 9,11                  76,560,000 DOP          2,105,787
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 3,11                  77,800,000 DOP          2,138,837
Dominican Republic Credit Linked Nts., 22%, 10/3/11                          104,800,000 DOP          3,970,638
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 11                     62,910,000 DOP          1,828,163
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 11                     71,810,000 DOP          2,118,957
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                   174,700,000 DOP          5,678,944
Dominican Republic Unsec. Credit Linked Nts., 9.342%,
8/11/08 11                                                                   152,200,000 DOP          4,307,567


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Credit Linked Nts., 9.696%,
3/10/08 11                                                                   117,920,000 DOP    $     3,492,080
Dominican Republic Unsec. Credit Linked Nts., Series 007,
9.302%, 5/12/08 11                                                           136,200,000 DOP          3,954,830
Egypt (The Arab Republic of) Credit Linked Nts., 7.364%,
1/10/08 3,11                                                                  31,750,000 EGP          5,731,590
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
8.467%, 2/28/08 3,11                                                          33,160,000 EGP          5,930,490
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08                                                                       24,890,000 EGP          4,872,698
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10                        10,330,000 GHS         10,718,522
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%,
3/1/11 2                                                                   1,846,000,000 NGN         17,852,652
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 2                                                           1,342,000,000 NGN         13,021,953
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 3                     15,090,868             15,090,868
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,3                     78,340,000 RUR          3,141,422
Russian Federation Credit Linked Nts., Series 2, 7.50%,
12/4/08 1,3                                                                  195,600,000 RUR          7,843,529
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10                      6,780,000 UAH          1,438,407
Zambia (Republic of) Credit Linked Nts., 8.944%, 2/21/08 11               23,525,000,000 ZMK          6,004,798
----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1                     16,740,000 UAH          3,399,546
EES Total Return Linked Nts., 7.10%, 12/12/08 1                              136,800,000 RUR          5,653,586
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                            271,550,000 RUR         11,236,897
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09                  266,360,000 RUR         11,218,749
Indonesia (Republic of) Total Return Linked Nts., 12%,
9/16/11 3                                                                 71,300,000,000 IDR          8,414,083
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,3               242,139,000 RUR          9,967,340
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,3                          208,910,000 RUR          8,206,293
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 3                                                                   220,335,000 RUR          9,903,760
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 2                                                                    230,200,000 RUR         10,105,949
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09                       14,720,000             14,239,554
Orenburgskaya IZHK Total Return Linked Nts., 9.24%,
2/21/12 1,3                                                                  417,305,000 RUR         16,221,603
Rurail Total Return Linked Nts., 6.67%, 1/22/09 1,3                          189,120,000 RUR          7,726,843
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 12/30/09                                                              16,568,000 UAH          3,687,873
Vietnam Shipping Industry Group Total Return Linked Nts.,
10.50%, 1/19/17 3                                                         53,361,000,000 VND          3,298,310
----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation
Administration Credit Linked Nts., 8.59%, 5/20/10 1,3                        320,000,000 RUR         12,504,603
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 2                     200,000 UAH             44,518
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09                                                               4,995,000 UAH          1,111,838
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09 2                                                            32,180,000 UAH          7,162,949
----------------------------------------------------------------------------------------------------------------


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/24/12 3                                                368,300,000 RUR    $    14,392,017
----------------------------------------------------------------------------------------------------------------
Credit Suisse International, FSK EES RRU Total Return Linked
Nts., 8.25%, 6/22/10 1                                                       208,505,000 RUR          8,740,676
----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.673%,
12/21/11 3,13                                                                 20,050,000 ARP         16,294,603
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11 3                           60,081,108 MXN          5,534,257
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11 3                           39,414,258 MXN          3,630,570
Brazil Real Credit Linked Nts., 14.389%, 3/3/10 11                            35,170,920 BRR         15,295,545
Brazil Real Credit Linked Nts., 6%, 8/18/10                                   11,400,000 BRR         10,414,611
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14                 8,909,000,000 COP          5,071,905
Colombia (Republic of) Total Return Linked Bonds, Series 002,
11%, 7/28/20                                                                 220,000,000 COP            114,240
Egypt (The Arab Republic of) Credit Linked Nts., 9.537%,
2/5/08 3,11                                                                   22,870,000 EGP          4,100,143
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%,
9/16/08 11                                                                    46,475,000 EGP          7,950,578
European Investment Bank, Russian Federation Credit Linked
Nts., 5.702%, 1/19/10 3,11                                                     5,820,000              5,055,834
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 3                                  9,883,091              9,932,507
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/20/09                                                             1,409,410,000 KZT         10,994,519
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                     6,360,000              6,282,535
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
6/22/13                                                                        6,494,933              7,868,807
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%,
2/24/09 3                                                                    369,400,000 NGN          3,349,352
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 3             496,600,000 NGN          4,686,320
Opic Reforma Credit Linked Nts., 9.205%, 10/3/15 3,13                         36,680,000 MXN          3,361,899
Peru (Republic of) Credit Linked Nts., 6.659%, 2/20/11 1                       8,015,000              8,127,743
RosSelkhoz Bank Total Return Linked Nts., 7.082%, 2/22/08 11                 221,550,000 RUR          8,940,507
Russian Federation Credit Linked Nts., (0.093)%, 12/2/09 11                  162,122,000 RUR          6,865,259
Russian Federation Credit Linked Nts., 7.054%, 2/22/08 11                    302,900,000 RUR         12,226,680
Russian Federation Credit Linked Nts., 7.302%, 2/21/08 11                    146,800,000 RUR          5,924,019
Russian Federation Total Return Linked Nts., Series II, 9%,
4/22/11                                                                      199,715,000 RUR          8,821,652
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 1                 272,550,000 RUR         11,152,257
Russian Unified Energy Systems Total Return Linked Nts.,
Series FSK3, 7.10%, 12/16/08 1                                               194,210,000 RUR          7,984,948
Sberbank Total Return Linked Nts., 6.734%, 2/27/08 11                        295,380,000 RUR         11,903,793
Sberbank Total Return Linked Nts., 6.743%, 2/20/08 11                        221,550,000 RUR          8,945,311
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                 5,690,000              5,771,822
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11               5,740,000              5,797,974
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                 5,740,000              5,768,643
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12               5,740,000              5,741,665
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                 5,740,000              5,720,025
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09                     13,938,400 UAH          2,954,941


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                     2,231,000 UAH    $       499,391
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                     7,904,000 UAH          1,769,244
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 3                     39,403,901 MXN          3,629,616
Videocon International Ltd. Credit Linked Nts., 6.26%,
12/29/09                                                                      16,060,000             16,092,441
----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry
Group Total Return Linked Nts., 9%, 4/20/17 3                            128,300,000,000 VND          7,370,451
----------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/8/11 1,2                                                                  134,130,000 RUR          5,890,655
----------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.261%, 4/8/09 1,2                        5,790,000              5,839,215
----------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 8.778%, 8/10/11 1,2               7,010,000              7,163,169
----------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 14.705%,
1/8/09 1,2                                                                     3,706,000              3,707,853
----------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.005%,
11/24/08 1,2                                                                   5,250,000              5,151,038
----------------------------------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe Linked Nts., 10.905%, 5/19/09 1,2                 8,300,000              8,312,035
----------------------------------------------------------------------------------------------------------------
GlobeCat Ltd. Catastrophe Linked Nts., 7.01%, 12/30/08 1                       5,250,000              5,261,550
----------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.802%, 3/29/17 2,11                                                         77,520,000 TRY         16,118,743
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.48%, 2/8/37 2,11                                  237,059,200,000 COP          4,499,191
----------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 1                                                   374,900,000 RUR         15,342,940
----------------------------------------------------------------------------------------------------------------
Hallertau SPC 2007-01, Philippines (Republic of) Credit Linked
Nts., 12/20/17 1,3,9                                                          16,640,000             16,505,216
----------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
725, 11.89%, 12/30/09 3                                                       38,336,000 UAH          8,476,355
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.625%,
12/19/11 1,3,13                                                               19,065,000 ARP         14,859,806
Brazil (Federal Republic of) Credit Linked Nts., 14.35%,
2/20/12 3                                                                     21,280,000 BRR         11,460,398
Brazil (Federal Republic of) Credit Linked Nts., 15.582%,
1/2/15 11                                                                     70,845,010 BRR         16,687,860
Brazil (Federal Republic of) Credit Linked Nts., 2.765%,
11/30/12 2,11                                                                 29,015,000 ARP          8,242,102
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 3                 7,895,000 BRR          6,977,659
Colombia (Republic of) Credit Linked Bonds, 10.244%,
10/31/16 3,12                                                             52,420,000,000 COP          9,844,985
Colombia (Republic of) Credit Linked Bonds, 10.266%,
1/5/16 2,11                                                              121,000,000,000 COP         24,949,504
Colombia (Republic of) Credit Linked Bonds, Series A,
10.244%, 10/31/16 3,11                                                    52,197,000,000 COP          9,803,104
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15 2,11                    25,410,000 PEN          4,736,193
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 2                    9,185,000              9,076,617
----------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.33%, 12/31/09 1,2                 7,580,000              7,781,628
----------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total
Return Linked Nts., 7.90%, 2/9/10                                              6,371,800 RON          2,726,072


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                          $    49,020,000        $    53,044,542
Microvest Capital Management LLC Credit Linked Nts.,
10.75%, 5/24/12 3                                                             27,550,000             27,550,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10                 16,840,300 RON          6,898,539
Romania (Republic of) Total Return Linked Nts., 6.75%,
3/11/08                                                                       19,560,000 RON          8,307,724
Romania (Republic of) Total Return Linked Nts., 7.25%,
4/19/10                                                                        1,558,000 RON            644,899
Romania (Republic of) Total Return Linked Nts., 7.75%,
4/21/08                                                                        1,548,000 RON            658,126
Romania (Republic of) Total Return Linked Nts., 7.75%,
4/21/08                                                                        3,738,000 RON          1,589,197
Romania (Republic of) Total Return Linked Nts., 7.90%,
2/12/08                                                                       14,496,100 RON          6,264,320
----------------------------------------------------------------------------------------------------------------
Medquake Ltd. Catastrophe Linked Nts., 9.969%, 5/31/10 1,2                     4,000,000              4,005,600
----------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 3                 7,680,000,000 COP          3,486,446
Renaissance Capital International Services Ltd. Total Return
Linked Nts., 10.50%, 10/7/08 3                                               277,000,000 RUR         10,937,641
----------------------------------------------------------------------------------------------------------------
Midori Ltd. Catastrophe Linked Nts., 7.998%, 10/24/12 1,2                      4,300,000              4,325,800
----------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked
Securities, Series 007, Cl. VR, 5%, 8/22/34                                  339,960,501 RUR         11,493,333
----------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow
International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 3                        146,419,099 RUR          5,961,251
Total Return Linked Nts., Series B, 11%, 6/30/12 3                           107,345,643 RUR          4,535,144
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08                 2,138,000,000 KZT         17,077,514
Brazil (Federal Republic of) Linked Nts., 12.563%, 1/5/22 2,11               109,310,000 BRR         10,404,613
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 3                38,023,494 BRR         28,118,754
Brazil (Federal Republic of) Total Return Nts., 8/2/10                        16,960,726 BRR          7,382,251
Eurokommerz Total Return Linked Nts., Series 1, 13.90%,
10/19/09 1                                                                   845,000,000 RUR         34,575,883
Ukraine (Republic of) Credit Linked Nts., 6.653%, 10/15/17 1,2                21,300,000             21,012,450
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 2                      300,000                307,905
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%,
2/9/09 3                                                                      13,780,000             13,228,800
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%,
2/9/09 3                                                                      18,430,000             17,692,800
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%,
2/9/09 3                                                                       2,250,000              2,160,000
----------------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A,
16.769%, 6/21/10 1,2                                                           7,410,000              7,467,242
----------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality
Index Nts., Series D, 10.243%, 1/15/10 1,2                                     3,230,000              3,404,097
----------------------------------------------------------------------------------------------------------------
Redwood Capital X Ltd. Catastrophe Linked Nts., Series C,
9.58%, 1/9/09 1,3                                                                890,000                890,846
----------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.574%, 6/6/08 1,2                                                  4,600,000              4,579,300


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------
Series CL3, 17.374%, 6/7/10 1,2                                          $     3,000,000        $     3,056,625
----------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.:
Cl. A-I, 10.40%, 6/6/08 1,2                                                    4,810,000              4,821,063
Cl. A-I, 22.65%, 6/6/08 1,2                                                    6,000,000              6,140,100
----------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I,
9.40%, 6/6/08 1,2                                                             10,950,000             11,011,868
----------------------------------------------------------------------------------------------------------------
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%,
12/28/11 3                                                                     4,650,997 GHS           5,146,036
----------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.641%,
6/5/09 1,2                                                                     6,780,000              6,992,214
----------------------------------------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe Linked Nts., 10.085%, 6/16/10 1,2                   8,150,000              8,327,059
                                                                                                ----------------
Total Structured Securities (Cost $1,169,522,320)                                                 1,273,366,627

                                       EXPIRATION          STRIKE
                                             DATE           PRICE              CONTRACTS
----------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put 4
(Cost $841,209)                           2/12/08        $ 112.35          7,942,000,000                957,726

                                                                                  SHARES
----------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--9.1%
----------------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC  4,21                                       36,008,970            356,586,752
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.03%
21,22                                                                        462,619,388            462,619,388
                                                                                                ----------------
Total Investment Companies (Cost $822,274,779)                                                      819,206,140
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $8,840,904,134)                                          8,978,237,630
----------------------------------------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--1.6% 2 3
----------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.26%, 1/7/08                                        $     3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.37%, 1/2/08                                   2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------
Undivided interest of 13.76% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity
value of $1,000,250,000) with Bank of America NA, 4.50%,
dated 12/31/07, to be repurchased at $137,664,270 on 1/2/08, collateralized by U.S. Agency Mortgages, 5%, 5/1/35, with a
value of  $1,020,000,000                                                     137,629,863            137,629,863
                                                                                                ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $142,629,863)                                                                          142,629,863
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $8,983,533,997)                                  101.5%         9,120,867,493
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                               (1.5)          (131,566,135)

                                                                         ---------------------------------------
NET ASSETS                                                                         100.0%       $ 8,989,301,358
                                                                         =======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP       Argentine Peso
AUD       Australian Dollar


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BRR       Brazilian Real
CAD       Canadian Dollar
COP       Colombian Peso
DEM       German Mark
DKK       Danish Krone
DOP       Dominican Republic Peso
EGP       Egyptian Pounds
EUR       Euro
GBP       British Pound Sterling
GHS       Ghana Cedi
IDR       Indonesia Rupiah
ILS       Israeli Shekel
JPY       Japanese Yen
KZT       Kazakhstan Tenge
MXN       Mexican Nuevo Peso
MYR       Malaysian Ringgit
NGN       Nigeria Naira
PEN       Peruvian New Sol
PHP       Philippines Peso
PLZ       Polish Zloty
RON       New Romanian Leu
RUR       Russian Ruble
TRY       New Turkish Lira
UAH       Ukraine Hryvnia
UYU       Uruguay Peso
VND       Vietnam Dong
ZMK       Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $796,322,717 or 8.86% of the Fund's net assets as of December 31, 2007.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2007 was $732,443,903, which represents 8.15% of the Fund's net assets, of which $3,361,899 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                     ACQUISITION                                 UNREALIZED
SECURITY                                                                    DATE          COST         VALUE   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma Credit Linked Nts., 9.205%, 10/3/15      12/27/07   $ 3,371,014   $ 3,361,899   $      9,115

4. Non-income producing security.

5. Issue is in default. See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $30,821,408. See accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $62,239,951 or 0.69% of the Fund's net assets as of December 31, 2007.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,572,987 or 0.02% of the Fund's net assets as of December 31, 2007.

9. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

10. All or a portion of the security was segregated by the Fund in the amount of $50,677,000, which represented 100.11% of the market value of securities sold short. See accompanying Notes.

11. Zero coupon bond reflects effective yield on the date of purchase.

12. Partial or fully-loaned security. See accompanying Notes.

13. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See accompanying Notes.

14. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

15. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

16. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

17. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

18. Interest or dividend is paid-in-kind, when applicable.

19. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

20. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

21. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES           GROSS           GROSS              SHARES
                                                      SEPTEMBER 30, 2007       ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC                                      -      36,200,027         191,057          36,008,970
Oppenheimer Institutional Money Market Fund, Cl. E           808,046,388   1,516,054,076   1,861,481,076         462,619,388

                                                                                                DIVIDEND            REALIZED
                                                                                   VALUE          INCOME                LOSS
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC                                          $ 356,586,752   $   2,839,151   $          35,899
Oppenheimer Institutional Money Market Fund, Cl. E                           462,619,388       7,879,181                  --
                                                                           --------------------------------------------------
                                                                           $ 819,206,140   $  10,718,332   $          35,899
                                                                           ==================================================

22. Rate shown is the 7-day yield as of December 31, 2007.

23. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

24. Short-fall security.

                                                      PRINCIPAL AMOUNT
                                                            SOLD SHORT             VALUE
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.6)%
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 1/1/37 9      $    (50,677,000)   $  (50,621,559)
(proceeds $50,242,887)

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                           CONTRACT
                                 BUY/        AMOUNT             TERMINATION                        UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION             SELL        (000S)                   DATES            VALUE     APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Argentine Peso (ARP)              Buy       108,550   ARP   1/22/08-1/24/08   $   34,372,009   $           --   $       160,335
Australian Dollar (AUD)          Sell        55,554   AUD    1/8/08-4/10/08       48,441,675          879,968           170,078
Brazilian Real (BRR)              Buy       310,085   BRR     2/6/08-1/5/10      167,986,366       22,759,214                --
Brazilian Real (BRR)             Sell        48,770   BRR            2/6/08       27,319,943               --           476,042
British Pound Sterling (GBP)      Buy         5,510   GBP    1/2/08-2/29/08       10,930,978               --           332,473
British Pound Sterling (GBP)     Sell        66,025   GBP    1/2/08-5/14/08      130,879,761        3,321,007                --
Canadian Dollar (CAD)            Sell        92,195   CAD    1/8/08-4/10/08       92,832,571        1,719,726           374,828
Chilean Peso (CLP)                Buy    11,681,000   CLP           1/16/08       23,445,624               --           206,926
Chinese Renminbi (Yuan) (CNY)    Sell       257,300   CNY           1/11/08       35,276,929               --           253,449
Colombian Peso (COP)             Sell    99,891,000   COP     2/6/08-3/4/08       49,107,964               --           490,779
Czech Koruna (CZK)                Buy     1,120,200   CZK           1/30/08       61,671,438        1,578,481                --
Dominican Republic Peso (DOP)     Buy        70,627   DOP            1/8/08        2,127,324           31,563                --
Euro (EUR)                        Buy       153,160   EUR    1/2/08-5/14/08      223,681,020        3,955,886           123,115

Euro (EUR)                       Sell       601,963   EUR    1/2/08-5/21/08      879,165,965        3,114,521        11,326,391
Hungarian Forint (HUF)            Buy    14,566,000   HUF   1/30/08-1/31/08       83,830,365          727,270                --
Indian Rupee (INR)                Buy        13,167   INR            1/2/08          333,938              507                --
Indonesia Rupiah (IDR)            Buy   487,180,000   IDR   1/31/08-2/29/08       51,827,663          132,618           520,910
Israeli Shekel (ILS)              Buy       216,490   ILS    1/30/08-5/2/08       56,081,986        1,409,887                --
Japanese Yen (JPY)                Buy    41,650,000   JPY           4/10/08      377,463,246       12,866,994                --
Japanese Yen (JPY)               Sell    43,349,000   JPY    1/8/08-5/14/08      391,118,850        2,613,826         3,870,915
Malaysian Ringgit (MYR)           Buy       298,705   MYR   1/30/08-4/10/08       90,836,727          541,700                --
Mexican Nuevo Peso (MXN)          Buy       615,730   MXN    2/25/08-3/7/08       56,203,438          367,863            38,617
Mexican Nuevo Peso (MXN)         Sell        19,880   MXN           3/31/08        1,809,851            8,081                --
New Taiwan Dollar (TWD)          Sell     1,119,000   TWD           1/17/08       34,504,536          182,383                --
New Turkish Lira (TRY)            Buy        86,815   TRY   1/17/08-1/28/08       73,768,091        2,353,551                --
New Zealand Dollar (NZD)          Buy        73,585   NZD   1/17/08-5/14/08       55,978,835          515,803           619,687
New Zealand Dollar (NZD)         Sell        37,410   NZD    1/8/08-4/10/08       28,442,895           37,547           177,769
Norwegian Krone (NOK)             Buy        79,000   NOK           5/14/08       14,475,668               --            11,664
Norwegian Krone (NOK)            Sell        79,000   NOK           4/10/08       14,494,406               --           185,481


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Peruvian New Sol (PEN)            Buy       157,025   PEN           1/22/08       52,530,943               --           466,717
Philippines Peso (PHP)            Buy     3,637,000   PHP   1/30/08-2/29/08       88,192,200        4,348,852                --
Polish Zloty (PLZ)                Buy       155,880   PLZ   1/30/08-4/10/08       63,075,631          960,421           271,074
Russian Ruble (RUR)               Buy       936,780   RUR           2/21/08       38,319,858        2,496,531                --
Singapore Dollar (SGD)            Buy         8,705   SGD            2/5/08        6,055,528           27,001                --
Singapore Dollar (SGD)           Sell        51,175   SGD           2/11/08       35,610,923               --           109,709
Slovak Koruna (SKK)               Buy     1,083,740   SKK           1/30/08       47,109,504           59,826                --
South African Rand (ZAR)          Buy       568,540   ZAR   1/18/08-2/29/08       82,500,585        2,085,156                --
South Korean Won (KRW)            Buy   106,675,000   KRW   1/30/08-4/30/08      114,855,225               --         2,503,753
South Korean Won (KRW)           Sell    32,830,000   KRW           2/11/08       35,325,047               --           195,841
Swedish Krona (SEK)               Buy       190,570   SEK           4/10/08       29,491,413          138,221            27,391
Swedish Krona (SEK)              Sell        76,060   SEK           5/14/08       11,768,984          129,706                --
Swiss Franc (CHF)                 Buy        23,010   CHF           4/10/08       20,417,649           99,768                --
Swiss Franc (CHF)                Sell        14,775   CHF    1/8/08-2/29/08       13,051,712           60,271           161,913
                                                                                               ---------------------------------
Total unrealized apppreciation and depreciation                                                  $ 69,524,149   $    23,075,857
                                                                                               =================================

--------------------------------------------------------------------------------
FUTURES CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                                 UNREALIZED
                                                                NUMBER OF   EXPIRATION                         APPRECIATION
CONTRACT DESCRIPTION                                 BUY/SELL   CONTRACTS         DATE              VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Amsterdam Exchange Index                                  Buy          60      1/18/08   $      9,053,862   $      211,678
Australia (Commonwealth of) Bonds, 10 yr.                Sell         228      3/17/08         19,522,677           58,331
CAC 40 10 Index                                          Sell         207      1/18/08         16,980,458         (226,781)
Canada (Government of) Bonds, 10 yr.                      Buy         192      3/19/08         22,202,294          (41,113)
DAX Index                                                 Buy          81      3/20/08         24,070,968          640,148
DAX Index                                                Sell          81      3/20/08         24,070,968         (640,148)
Euro-Bundesobligation, 5 yr.                              Buy       1,120       3/6/08        176,443,042       (2,627,022)
Euro-Bundesobligation, 10 yr.                             Buy         129       3/6/08         21,295,842          (11,039)
Euro-Bundesobligation, 10 yr.                            Sell         881       3/6/08        145,439,044          (69,710)
Euro-Schatz                                               Buy       4,189       3/6/08        631,896,504       (4,177,461)
FTSE 100 Index                                           Sell         241      3/20/08         30,899,975         (544,756)
Japan (Government of) Bonds, 10 yr.                       Buy         131      3/11/08        160,678,770          600,646
Japan (Government of) Mini Bonds, 10 yr.                  Buy         115      3/10/08         14,100,233           45,193
Mexican Bolsa Index                                      Sell         341      3/19/08          9,326,907           69,116
NASDAQ 100 Index                                         Sell         685      3/20/08         28,835,075          297,922
Nikkei 225 Index                                          Buy          20      3/13/08          2,734,445         (112,604)
Nikkei 225 Index                                         Sell         267      3/13/08         36,504,841        1,145,986
OMXS30 Index                                             Sell         498      1/25/08          8,348,273         (136,291)
Standard & Poor's 500 E-Mini                              Buy         121      3/20/08          8,937,060           (6,353)
Standard & Poor's 500 E-Mini                             Sell       1,830      3/20/08        135,163,800           92,982
Standard & Poor's/MIB Index, 10 yr.                       Buy          30      3/20/08          8,520,999           44,030
Standard & Poor's/Toronto Stock Exchange 60 Index         Buy          52      3/19/08          8,513,182          122,134
U.S. Long Bonds                                           Buy       5,193      3/19/08        604,335,375       (2,683,491)
U.S. Long Bonds                                          Sell         227      3/19/08         26,417,125          403,144
U.S. Treasury Nts., 2 yr.                                 Buy       1,904      3/31/08        400,316,000          430,748
U.S. Treasury Nts., 2 yr.                                Sell       1,401      3/31/08        294,560,250          164,750
U.S. Treasury Nts., 5 yr.                                 Buy      10,167      3/31/08      1,121,229,469        2,230,586
U.S. Treasury Nts., 5 yr.                                Sell       1,798      3/31/08        198,285,688         (339,250)
U.S. Treasury Nts., 10 yr.                                Buy       2,390      3/19/08        271,003,594           76,554
U.S. Treasury Nts., 10 yr.                               Sell       3,694      3/19/08        418,864,969       (2,066,996)
United Kingdom Long Gilt                                  Buy          23      3/27/08          5,035,847           98,013
                                                                                                            ---------------
                                                                                                              $ (6,951,054)
                                                                                                            ===============

--------------------------------------------------------------------------------
WRITTEN OPTIONS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                              NUMBER OF    EXPIRATION        EXERCISE
DESCRIPTION                       TYPE        CONTRACTS          DATE           PRICE       PREMIUM         VALUE
------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)      Call        1,330,000        1/2/08    $     1.9830    $   11,407    $    7,912
British Pound Sterling (GBP)       Put        1,410,000        1/7/08          2.0090        13,824        40,791
British Pound Sterling (GBP)      Call        1,330,000        1/3/08          1.9910        10,460         5,413
British Pound Sterling (GBP)      Call        1,305,000        1/4/08          1.9940        11,937        12,125
British Pound Sterling (GBP)      Call        1,410,000        1/7/08          2.0090        13,540         3,045
British Pound Sterling (GBP)       Put        1,330,000        1/2/08          1.9830        11,868         8,703


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

British Pound Sterling (GBP)       Put        1,330,000        1/3/08      1.9910            10,460        17,089
British Pound Sterling (GBP)       Put        1,305,000        1/4/08      1.9940            11,937        12,125
Euro (EUR)                         Put        5,180,000        1/4/08      1.4685            35,752        60,736
Euro (EUR)                        Call        5,180,000        1/4/08      1.4685            35,562        17,483
Euro (EUR)                        Call        5,180,000        1/7/08      1.4715            35,825        35,825
Euro (EUR)                         Put        5,180,000        1/7/08      1.4715            35,825        35,825
Japanese Yen (JPY)                Call    7,284,000,000       2/12/08    102.9000           842,367        53,683
                                                                                     -----------------------------

                                                                                     $    1,080,764    $  310,755
                                                                                     =============================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                   PAY/
                                                            BUY/SELL  NOTIONAL  RECEIVE
                                                              CREDIT    AMOUNT    FIXED    TERMINATION  PREMIUM PAID/
SWAP COUNTERPARTY         REFERENCE ENTITY                PROTECTION    (000S)     RATE           DATE     (RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                          Beazer Homes USA, Inc.                Sell  $  3,205   4.7000%       9/20/08  $          --  $   (196,039)
                          Citigroup, Inc.                       Sell    17,910   3.2500        9/20/08             --      (234,864)
                          Republic of Turkey                    Sell     9,650   1.6200        4/20/12             --        87,734
                          Residential Capital LLC               Sell     6,423   1.2200        3/20/08             --      (566,119)
                          Residential Capital LLC               Sell     3,213   1.2000        3/20/08             --      (283,341)
                          Residential Capital LLC               Sell     4,970   1.7500        3/20/08             --      (431,913)
                          Six Flags, Inc.                       Sell     2,285   7.0000        9/20/08             --        20,151
                          Smithfield Foods, Inc.                Sell     3,205   1.5000        3/20/12             --      (154,731)
                          The Mosaic Co.                        Sell     1,555   1.5000        9/20/12             --        47,181
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                          Allied Waste North
                          America, Inc.                         Sell     5,050   1.8800        3/20/12             --      (221,799)
                          Amkor Technology, Inc.                Sell       955   2.0500        9/20/08             --         2,867
                          Cablevision Systems Corp.             Sell       265   3.1000       12/20/10             --        (6,768)
                          Capmark Financial Group, Inc.         Sell     6,155   7.1250       12/20/12             --        44,855
                          El Paso Corp.                         Sell     3,050   0.7200        6/20/11             --       (74,366)
                          El Paso Corp.                         Sell     2,770   0.7800        6/20/11             --       (62,216)
                          El Paso Corp.                         Sell     2,740   0.8200        6/20/11             --       (58,033)
                          Ford Motor Credit Co.                 Sell     7,670   2.3200        3/20/12             --    (1,020,000)
                          Georgia-Pacific LLC                   Sell     1,005   3.4500       12/20/12             --        (3,652)
                          Georgia-Pacific LLC                   Sell     1,360   3.6000       12/20/12             --         3,435
                          Intelsat Ltd.                         Sell     1,030   4.3000       12/20/08             --         4,626
                          Nalco Co.                             Sell     1,610   3.6000        9/20/12             --       (19,406)
                          Nortel Networks Corp.                 Sell     2,985   1.8900        9/20/08             --         5,388
                          Pakistan                              Sell     4,860   5.1000        1/20/13             --            --
                          Reliant Energy, Inc.                  Sell     1,580   2.4500        9/20/11             --       (46,483)
                          Reliant Energy, Inc.                  Sell     3,800   2.6000        9/20/11             --       (93,283)
                          Republic of Hungary                    Buy    13,835   0.4000       12/20/15             --       210,726
                          Republic of Indonesia                 Sell     4,760   2.1000        9/20/12             --       125,354
                          Republic of Turkey                    Sell     7,240   2.4700        4/20/17             --        82,423
                          Tribune Co.                           Sell     1,375   7.6000        9/20/08             --       (30,236)
                          Tribune Co.                           Sell     1,980   7.5000        9/20/08             --       (44,964)
                          Univision Communications, Inc.        Sell     1,619   1.1000        6/20/08             --       (17,584)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                          ArvinMeritor, Inc.                    Sell     3,165   1.4000        9/20/08             --       (42,713)
                          ArvinMeritor, Inc.                    Sell     3,060   1.6000        9/20/08             --       (36,798)
                          Capmark Financial Group, Inc.         Sell     1,040   6.2500       12/20/12             --       (31,543)
                          Capmark Financial Group, Inc.         Sell     2,010   5.2000       12/20/12             --      (133,780)
                          CDX.NA.HY.8 Index                     Sell     7,980   2.7500        6/20/12       (397,836)     (393,464)
                          CenturyTel, Inc.                       Buy     4,155   0.3775        9/20/12             --        31,339
                          Charter Communications
                          Holdings LLC                           Buy       635   7.0000        9/20/10             --       188,824
                          Charter Communications
                          Holdings LLC                          Sell       635   5.0000        9/20/17       (127,000)     (303,306)
                          Charter Communications
                          Holdings LLC                           Buy       755   5.0000        9/20/10         48,131       252,800
                          Charter Communications
                          Holdings LLC                          Sell       755   5.0000        9/20/17       (151,000)     (360,624)
                          Dean Foods Co.                        Sell     1,565   1.0200        6/20/11             --      (111,355)
                          Dean Foods Co.                        Sell     1,525   1.0000        6/20/11             --      (109,442)
                          Dow Jones CDX.NA.HY.7 Index           Sell     4,780   3.2500       12/20/11        169,471       (70,763)


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                          El Paso Corp.                         Sell     1,535   0.7400        6/20/11             --       (42,175)
                          El Paso Corp.                         Sell     1,530   0.7700        6/20/11             --       (40,574)
                          Embarq Corp.                           Buy     2,015   0.5700        9/20/12             --        30,029
                          Ford Motor Credit Co.                 Sell    10,620   2.3850        3/20/12             --    (1,381,138)
                          Ford Motor Credit Co.                 Sell     3,390   2.5500        3/20/12             --      (425,064)
                          GMAC LLC                              Sell     6,195   1.3900        3/20/17             --    (1,356,771)
                          Intelsat Ltd.                         Sell     1,050   4.4000        3/20/09             --          (210)
                          NJSC Naftogaz                         Sell     8,905   3.2500        4/20/11             --    (1,194,542)
                          Residential Capital LLC               Sell     3,234   1.3000        3/20/08             --      (199,235)
                          Smithfield Foods, Inc.                Sell     3,253   1.4900        3/20/12             --      (159,485)
                          Tenet Healthcare Corp.                Sell     3,475   4.0500       12/20/08             --        33,448
                          Toys "R" Us, Inc.                     Sell     1,810   2.8000        9/20/08             --       (48,060)
                          Tribune Co.                           Sell       850   6.3500       12/20/08             --       (44,655)
                          TXU Corp.                             Sell     3,050   1.5300        6/20/11             --      (260,958)
                          TXU Corp.                             Sell     1,560   1.6100        6/20/11             --      (129,723)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          ABX.HE.AA.06-2 Index                  Sell     1,980   0.1700        5/25/46       (237,581)     (754,683)
                          ABX.HE.AAA.06-2 Index                 Sell     4,760   0.1100        5/25/46       (237,971)     (597,085)
                          ABX.HE.AAA.06-2 Index                 Sell     4,760   0.1100        5/25/46       (237,927)     (597,085)
                          CDX.NA.HY.9 Index                     Sell    20,280   3.7500       12/20/12         40,138      (881,695)
                          CenturyTel, Inc.                       Buy     4,225   0.4250        9/20/12             --        15,101
                          Countrywide Home Loans, Inc.          Sell     2,075   8.5000       12/20/08             --      (242,118)
                          Countrywide Home Loans, Inc.          Sell     7,590   9.0000       12/20/08             --      (861,222)
                          Countrywide Home Loans, Inc.          Sell     7,600   9.7500       12/20/08             --      (810,180)
                          Countrywide Home Loans, Inc.          Sell    17,960   2.5500        9/20/08             --    (2,409,095)
                          CVRD Inco Ltd.                         Buy     3,245   0.6300        3/20/17             --       (17,576)
                          Dow Jones CDX.NA.HY.7 Index           Sell    13,415   3.2500       12/20/11        475,222      (156,699)
                          Embarq Corp.                           Buy     6,365   0.6100        9/20/12             --        80,485
                          Ford Motor Co.                        Sell     7,775   6.0000       12/20/16             --      (653,532)
                          Ford Motor Co.                        Sell    11,810   5.8500       12/20/16             --    (1,071,430)
                          Ford Motor Co.                        Sell     9,450   5.8000       12/20/16             --      (878,326)
                          Ford Motor Credit Co.                 Sell    12,095   2.3900        3/20/12             --    (1,496,384)
                          Ford Motor Credit Co.                 Sell     4,740   2.3400        3/20/12             --      (594,013)
                          General Motors Corp.                  Sell     6,220   4.7500       12/20/16             --      (719,374)
                          General Motors Corp.                  Sell     7,555   4.6800       12/20/16             --      (897,991)
                          GMAC LLC                              Sell     6,465   1.3700        3/20/17             --    (1,380,481)
                          Intelsat Ltd.                         Sell       425   4.4000        3/20/09             --          (422)
                          iStar Financial, Inc.                 Sell     5,435   2.9250       12/20/08             --      (103,669)
                          iStar Financial, Inc.                 Sell     3,165   3.0000       12/20/08             --       (58,092)
                          iStar Financial, Inc.                 Sell     4,375   5.8500       12/20/08             --        39,384
                          iStar Financial, Inc.                 Sell     1,410   4.3200       12/20/12             --        15,835
                          iStar Financial, Inc.                 Sell     1,930   4.5000       12/20/12             --        40,535
                          Republic of Peru                       Buy     7,440   1.7100       12/20/16             --      (128,457)
                          Republic of Peru                      Sell     5,080   1.3200        4/20/17             --       (51,185)
                          Vale Overseas Ltd.                    Sell     3,245   1.0500        3/20/17             --       (38,568)
                          Washington Mutual, Inc.               Sell     1,055   4.5000       12/20/08             --        (5,628)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                          ABX.HE.AA.06-2 Index                  Sell       725   0.1700        5/25/46        (59,734)     (275,483)
                          ArvinMeritor, Inc.                    Sell     3,145   1.6000        9/20/08             --       (43,423)
                          Beazer Homes USA, Inc.                Sell     3,100   2.5000        6/20/08             --      (166,998)
                          Beazer Homes USA, Inc.                Sell     3,395   2.6500        9/20/08             --      (281,383)
                          Beazer Homes USA, Inc.                Sell     3,205   4.8000        9/20/08             --      (220,279)
                          General Motors Corp.                  Sell     6,220   4.9500       12/20/16             --      (718,584)
                          GMAC LLC                              Sell     3,210   1.3900        3/20/17             --      (710,108)
                          GMAC LLC                              Sell     3,825   1.3900        3/20/17             --      (846,157)
                          GMAC LLC                              Sell     5,330   1.3700        3/20/17             --    (1,183,445)
                          GMAC LLC                              Sell     6,625   1.3900        3/20/17             --    (1,465,566)
                          K. Hovnanian Enterprises, Inc.        Sell     8,265   2.0000        6/20/08             --      (589,453)
                          K. Hovnanian Enterprises, Inc.        Sell     6,470   2.0000        6/20/08             --      (461,435)
                          K. Hovnanian Enterprises, Inc.        Sell     6,470   1.8000        6/20/08             --      (467,268)
                          Lennar Corp.                          Sell     1,465   2.9000       12/20/08             --       (63,349)
                          Nalco Co.                             Sell     1,735   3.7000        9/20/12             --       (23,406)


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                          Residential Capital LLC               Sell     3,201   1.1800        3/20/08             --      (240,158)
                          Residential Capital LLC               Sell     3,118   1.3600        3/20/08             --      (232,612)
                          Standard Pacific Corp.                Sell    17,250   2.2000        6/20/08             --    (1,543,243)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                          ABX.HE.AA.06-2 Index                  Sell     2,050   0.1700        5/25/46       (809,702)     (778,952)
                          ABX.HE.AAA.06-2 Index                 Sell     1,700   0.1100        5/25/46       (188,031)     (229,474)
                          Amkor Technology, Inc.                Sell     1,062   2.6500        9/20/08             --         9,180
                          First Data Corp.                      Sell       640   3.0000        9/20/08             --         3,927
                          iStar Financial, Inc.                 Sell     4,855   3.9500       12/20/12             --         3,417
                          The Mosaic Co.                        Sell       600   2.0000        9/20/12             --        20,191
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank
NA, NY Branch:
                          CDX.NA.HY.8 Index                     Sell     9,575   2.7500        6/20/12       (477,354)     (473,774)
                          CDX.NA.HY.9 Index                     Sell    16,850   3.7500       12/20/12        (17,552)     (724,751)
                          Dean Foods Co.                        Sell     3,040   1.0300        6/20/11             --      (174,082)
                          Dean Foods Co.                        Sell     3,035   1.0600        6/20/11             --      (170,988)
                          Dean Foods Co.                        Sell     1,560   1.0500        6/20/11             --       (88,369)
                          Dean Foods Co.                        Sell     4,000   1.0800        6/20/11             --      (222,887)
                          Dole Food Co., Inc.                   Sell     2,475   2.3800        9/20/08             --       (35,801)
                          Ford Motor Co.                        Sell     7,775   6.0000       12/20/16             --      (667,718)
                          General Motors Corp.                  Sell     9,450   4.7500       12/20/16             --    (1,109,186)
                          Lehman Brothers Holdings, Inc.        Sell     9,950   1.5500        9/20/08             --         2,616
                          Merrill Lynch & Co., Inc.             Sell     9,950   0.8000        9/20/08             --       (57,199)
                          Morgan Stanley                        Sell     3,215   0.7500        9/20/08             --        (9,884)
                          Morgan Stanley                        Sell     8,725   0.7500        9/20/08             --       (26,823)
                          Rite Aid Corp.                        Sell       975   1.4000        9/20/08             --       (28,090)
                          The Mosaic Co.                        Sell     1,550   1.5000        9/20/12             --        50,261
                          Toys "R" Us, Inc.                     Sell     1,585   1.9200        9/20/08             --       (27,148)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                          ABX.HE.AA.06-2 Index                  Sell       490   0.1700        5/25/46       (120,022)     (185,930)
                          Allied Waste North
                          America, Inc.                         Sell     3,500   1.8800        3/20/12             --      (184,206)
                          Allied Waste North
                          America, Inc.                         Sell     1,103   1.8800        3/20/12             --       (58,051)
                          Amkor Technology, Inc.                Sell     1,650   2.5000        9/20/08             --        12,172
                          ArvinMeritor, Inc.                    Sell     3,120   1.1500        9/20/08             --       (49,987)
                          ArvinMeritor, Inc.                    Sell     3,380   2.2000        9/20/08             --       (28,261)
                          ArvinMeritor, Inc.                    Sell     2,200   3.0000        9/20/08             --        (5,555)
                          Beazer Homes USA, Inc.                Sell     1,280   2.6500        6/20/08             --      (101,951)
                          Beazer Homes USA, Inc.                Sell     1,500   2.3300        6/20/08             --      (121,597)
                          Beazer Homes USA, Inc.                Sell     4,810   5.4000        9/20/08             --      (369,140)
                          Cablevision Systems Corp.             Sell       400   3.4000       12/20/10             --        (5,936)
                          Cablevision Systems Corp.             Sell     1,580   3.1300       12/20/10             --       (34,733)
                          CDX.NA.HY.8 Index                     Sell    11,160   2.7500        6/20/12       (556,373)     (577,531)
                          CDX.NA.HY.8 Index                     Sell     7,980   2.7500        6/20/12       (387,861)     (412,966)
                          CDX.NA.HY.9 Index                     Sell    33,730   3.7500       12/20/12        108,920    (1,479,031)
                          Charter Communications
                          Holdings LLC                          Sell     1,605   5.0000        9/20/12       (240,750)     (675,227)
                          Charter Communications
                          Holdings LLC                           Buy     1,605   7.2500        9/20/10             --       439,572
                          Charter Communications
                          Holdings LLC                          Sell     1,605   5.0000        9/20/12       (256,800)     (675,225)
                          Charter Communications
                          Holdings LLC                           Buy     1,605   7.6000        9/20/10             --       428,430
                          Dillard's, Inc.                       Sell     1,705   2.2500       12/20/08             --          (430)
                          Dillard's, Inc.                       Sell     4,955   2.2500       12/20/08             --        (1,249)
                          Dole Food Co., Inc.                   Sell     3,170   3.2000        9/20/08             --       (17,312)
                          Dole Food Co., Inc.                   Sell     2,300   5.2500        9/20/08             --        21,945
                          El Paso Corp.                         Sell     4,575   0.7300        6/20/11             --      (102,964)
                          El Paso Corp.                         Sell     1,550   0.8000        6/20/11             --       (31,404)
                          First Data Corp.                      Sell     3,170   2.7500        9/20/08             --         3,054
                          First Data Corp.                      Sell     3,175   3.5000        9/20/08             --        20,595
                          First Data Corp.                      Sell     1,650   3.0000        9/20/08             --         4,627
                          First Data Corp.                      Sell     2,200   3.0000        9/20/08             --         6,169
                          GMAC LLC                              Sell     3,400   1.4000        3/20/17             --      (756,234)
                          GMAC LLC                              Sell     3,210   1.4000        3/20/17             --      (713,976)
                          Itraxx Europe Crossover
                          Series 8 Version 1                     Buy    67,470   3.7500       12/20/12     (3,737,824)   (2,025,953)


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                          K. Hovnanian Enterprises, Inc.        Sell     3,616   4.2200        9/20/08             --      (431,089)
                          Lennar Corp.                          Sell     5,920   2.9000       12/20/08             --      (247,069)
                          MBIA, Inc.                            Sell    17,870   1.9500        9/20/08             --      (986,741)
                          Nalco Co.                             Sell       960   3.4000        9/20/12             --       (22,999)
                          Nortel Networks Corp.                 Sell     1,490   1.8500        9/20/08             --        (3,664)
                          Reliant Energy, Inc.                  Sell       155   2.5000        9/20/11             --        (5,067)
                          Rite Aid Corp.                        Sell     1,600   1.3500        9/20/08             --       (43,427)
                          Rite Aid Corp.                        Sell     1,850   1.3500        9/20/08             --       (50,214)
                          Rite Aid Corp.                        Sell     2,300   1.4500        9/20/08             --       (60,751)
                          Six Flags, Inc.                       Sell     5,125   5.2200        9/20/08             --      (179,168)
                          Six Flags, Inc.                       Sell     1,380   7.0000        9/20/08             --       (30,906)
                          Six Flags, Inc.                       Sell     2,050   5.0000        9/20/08             --       (74,851)
                          Smithfield Foods, Inc.                Sell     4,085   1.5800        3/20/12             --      (183,901)
                          The Bear Stearns Cos., Inc.           Sell     9,945   1.6000        9/20/08             --       (35,704)
                          Toys "R" Us, Inc.                     Sell     3,130   1.8500        9/20/08             --       (55,221)
                          Toys "R" Us, Inc.                     Sell     4,250   1.9500        9/20/08             --       (71,878)
                          Toys "R" Us, Inc.                     Sell     1,778   4.3000        9/20/08             --           435
                          Tribune Co.                           Sell       450   6.4000       12/20/08             --       (27,833)
                          Tribune Co.                           Sell     1,030   6.0000       12/20/08             --       (67,492)
                          Tribune Co.                           Sell     1,605   7.4500        9/20/08             --       (58,907)
                          Tribune Co.                           Sell     1,005   7.5500        9/20/08             --       (36,172)
                          Tribune Co.                           Sell       400   7.5500        9/20/08             --       (14,397)
                          Univision Communications, Inc.        Sell     3,241   1.1500        6/20/08             --       (33,578)
                          Univision Communications, Inc.        Sell     7,168   1.2000        6/20/08             --       (72,494)
                          Univision Communications, Inc.        Sell     1,619   1.1000        6/20/08             --       (17,172)
                          Washington Mutual, Inc.               Sell     2,445   4.4000       12/20/08             --       (22,270)
                          Washington Mutual, Inc.               Sell     5,200   5.1500       12/20/08             --        10,935
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                          Ford Motor Co.                        Sell     6,480   5.3000       12/20/12             --      (553,038)
                          General Motors Corp.                  Sell     4,315   4.0500       12/20/12             --      (471,211)
                          Georgia-Pacific LLC                   Sell       980   3.2500       12/20/12             --       (11,883)
                          Georgia-Pacific LLC                   Sell       985   3.3500       12/20/12             --        (7,911)
                          Reliant Energy, Inc.                  Sell     1,805   2.0500        9/20/11             --       (87,883)
                          Republic of Turkey                    Sell     4,750   2.4700        4/20/17             --        56,738
                          TXU Corp.                             Sell     3,050   1.5300        6/20/11             --      (266,081)
                          TXU Corp.                             Sell     3,060   1.5800        6/20/11             --      (262,387)
                          TXU Corp.                             Sell     3,060   1.5900        6/20/11             --      (261,474)
                          TXU Corp.                             Sell     3,850   1.6200        6/20/11             --      (325,531)
                          TXU Corp.                             Sell     4,450   2.0600        6/20/11             --      (317,825)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd.        Smithfield Foods, Inc.                Sell     3,160   1.5100        3/20/12             --      (126,442)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                          ABX.HE.AA.06-2 Index                  Sell       625   0.1700        5/25/46        (49,932)     (237,156)
                          ABX.HE.AA.06-2 Index                  Sell     1,320   0.1700        5/25/46       (131,994)     (495,126)
                          Capmark Financial Group, Inc.         Sell     1,135   7.4000       12/20/12             --        34,800
                          Capmark Financial Group, Inc.         Sell     1,045   7.1500       12/20/12             --        21,906
                          CDX NA Investment Grade Index         Sell    35,885   3.0000        3/23/13             --      (458,685)
                          CDX.NA.HY.9 Index                     Sell    15,500   3.7500       12/20/12        (82,344)     (661,152)
                          Dean Foods Co.                        Sell     3,030   0.9500        6/20/11             --      (193,136)
                          Ford Motor Co.                        Sell     7,775   6.1500       12/20/16             --      (582,405)
                          Ford Motor Co.                        Sell     2,705   5.9000       12/20/16             --      (239,671)
                          General Motors Corp.                  Sell     6,220   4.9000       12/20/16             --      (718,687)
                          General Motors Corp.                  Sell     2,175   4.6200       12/20/16             --      (284,882)
                          Istanbul Bond Co. SA
                          for Finansbank                        Sell    25,090   1.3000        3/24/13             --       (27,050)
                          Lennar Corp.                          Sell     1,090   2.9000       12/20/08             --       (41,495)
                          Republic of Indonesia                 Sell     9,490   2.2300        9/20/12             --       311,532
                          Republic of Peru                      Sell     6,760   1.0400        6/20/17             --      (199,429)
                          Republic of Turkey                    Sell     8,290   2.7500       11/20/16             --       282,816
                          Republic of Turkey                    Sell     9,500   1.6000        4/20/12             --        68,769
                          Residential Capital LLC               Sell     9,565   6.1700        9/20/08             --    (1,561,225)
                          Residential Capital LLC               Sell     3,253   6.2500        9/20/08             --      (529,420)
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                          iStar Financial, Inc.                 Sell     1,035   4.5600       12/20/12             --        46,051
                          Lehman Brothers Holdings, Inc.        Sell     3,980   1.5500        9/20/08             --          (158)
                          Massey Energy Co.                     Sell       960   5.0500        9/20/12             --        29,172
                          Massey Energy Co.                     Sell     1,610   5.1000        9/20/12             --        52,026
                          Republic of Indonesia                 Sell     6,450   2.3000        9/20/11             --       229,598
                          Republic of The Philippines           Sell     9,895   1.4500        6/20/17             --      (405,313)
                          The Mosaic Co.                        Sell     1,560   1.7800        9/20/12             --        68,050
                                                                                                        ----------------------------
                                                                                                        $  (7,663,706) $(57,377,607)
                                                                                                        ============================


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                NOTIONAL               PAID BY       RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                                 AMOUNT              THE FUND          THE FUND           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano SA:
                                                                          Six-
                                                                    Month Tasa
                                                                       Nominal
                                                                        Annual
                                           3,247,000,000   CLP     (TNA) Chile            6.6000%       8/21/17   $    65,325

                                              18,790,000   BRR            BZDI           14.0000         1/3/12       347,470
------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                                                           MXN
                                              82,350,000   MXN            TIIE            9.2700        7/17/26       389,674
                                                                          Six-
                                                                     Month NOK
                                             230,930,000   NOK           NIBOR            5.5400        11/5/17       (32,746)
------------------------------------------------------------------------------------------------------------------------------
Citibank NA, London:
                                                                          Six-
                                                                         Month
                                              11,710,000   PLZ           WIBOR            5.5200        3/24/10        30,523
                                                                          Six-
                                                                         Month
                                              18,736,000   PLZ           WIBOR            5.5500        3/25/10        51,836
------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                             328,800,000   TWD          2.3200%     TWD-Telerate        6/27/11        55,475
                                                                                     Three-Month
                                           1,389,000,000   TWD          2.9400               TWD        11/6/17      (872,641)
                                                                          Six-
                                                                    Month Tasa
                                                                       Nominal
                                                                        Annual
                                           2,598,000,000   CLP     (TNA)-Chile            6.5300        8/25/17        30,552
------------------------------------------------------------------------------------------------------------------------------
                                              30,925,000   PLZ            Six-
                                                                         Month
Credit Suisse First Boston, Inc.                                         WIBOR            4.4800         7/1/10      (506,602)
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                                                           MXN
                                              84,250,000   MXN            TIIE            8.3000       12/17/26      (352,661)
                                                                          Six-
                                                                    Month Tasa
                                                                       Nominal
                                                                        Annual
                                           2,598,000,000   CLP     (TNA) Chile            6.5800        8/21/17        42,809

                                                                                     Three-Month
                                             123,300,000   ZAR         10.6400   ZAR-JIBAR-SAFEX        11/7/08        19,713
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                      INR MIBOR-
                                             329,300,000   INR          7.1750      OIS Compound        6/27/11        (1,084)
                                                                        Three-
                                                                         Month
                                                                      NZD-BBR-
                                              55,860,000   NZD             FRA            7.8200        11/5/17      (205,464)
                                                                                       Six-Month
                                           1,604,000,000   HUF          8.4400             BUBOR         7/4/11      (360,529)


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                        Three-
                                                                    Month SEK-
                                             167,830,000   SEK          STIBOR            4.7875       11/14/17      (245,361)
                                                                                       Six-Month
                                           7,452,000,000   HUF          6.5700         HUF-BUBOR        11/6/17       929,260
------------------------------------------------------------------------------------------------------------------------------
                                             187,430,000   MXN             MXN
Goldman Sachs Group, Inc. (The)                                           TIIE            9.8400       12/31/09       522,995
------------------------------------------------------------------------------------------------------------------------------
                                              66,200,000   CNY          4.0000              CNY-
Goldman Sachs International                                                        CFXSREPOFIX01        2/16/17       354,763
------------------------------------------------------------------------------------------------------------------------------
J Aron & Co.:
                                                                           MXN
                                              94,770,000   MXN            TIIE            9.1500        8/27/26       313,646
                                                                           MXN
                                              40,600,000   MXN            TIIE            9.3300        9/16/26       197,103

                                              34,060,000   BRR            BZDI           12.9200         1/2/14        27,323

                                              16,960,000   BRR            BZDI           12.8700         1/2/14        (1,217)

                                              33,770,000   BRR            BZDI           12.7100         1/4/10        73,377

                                              66,840,000   BRR            BZDI           12.6100         1/4/10        64,261

                                              73,600,000   BRR            BZDI           12.3900         1/2/12      (447,819)

                                              92,950,000   BRR            BZDI           14.8900         1/4/10     2,685,584

                                                 130,000   BRR            BZDI           12.2600         1/2/15        (1,559)

                                                  60,000   BRR            BZDI           12.2900         1/2/15          (686)

                                              18,790,000   BRR            BZDI           14.0500         1/2/12       375,505
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                              73,600,000   BRR            BZDI           12.3800         1/2/12      (412,773)

                                              37,410,000   BRR            BZDI           13.9100         1/2/12       611,815
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                                                                          Six-
                                                                         Month
                                              35,990,000   PLZ           WIBOR            4.5300         7/5/10      (271,205)

                                                                   The greater
                                                                   of 0% and 8
                                                                      times (-
                                                                    0.0031375-
                                                                   (10 yr. CMS
                                                                 Index + 2 yr.
                                                                   CMS Index))
                                              49,020,000             quarterly        $1,404,900         2/5/17      (115,906)
------------------------------------------------------------------------------------------------------------------------------
                                              38,630,000   EUR          4.7130         Six-Month
Morgan Stanley Capital Services, Inc.                                                    EURIBOR        8/22/17        (6,489)
------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
                                                                          Six-
                                                                    Month EUR-
                                                                      EURIBOR-
                                              86,890,000   EUR        Telerate            4.2400       11/29/10      (325,629)

                                                                                     Three-Month
                                              56,430,000   NZD          7.9700       NZD-BBR-FRA       11/29/10        49,825

                                                                                     Three-Month
                                              56,280,000   NZD          7.8400       NZD-BBR-FRA       10/13/10       113,191

                                                                                     Three-Month
                                              56,280,000   NZD          7.9075       NZD-BBR-FRA       10/19/10        87,343

                                                                                                                  ------------
                                                                                                                  $ 3,278,997
                                                                                                                  ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR    Brazilian Real


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CLP                 Chilean Peso
CNY                 Chinese Renminbi (Yuan)
EUR                 Euro
HUF                 Hungarian Forint
INR                 Indian Rupee
MXN                 Mexican Nuevo Peso
NOK                 Norwegian Krone
NZD                 New Zealand Dollar
SEK                 Swedish Krona
TWD                 New Taiwan Dollar
PLZ                 Polish Zloty
ZAR                 South African Rand

Index abbreviations are as follows:

BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CMS                 Constant Maturity Swap
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EUR                 Euro
EURIBOR             Euro Interbank Offered Rate
HUF                 Hungarian Forint
JIBAR-SAFEX         Johannesburg Interbank Agreed Rate-South African
                    Futures Exchange
MXN TIIE            Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian Schilling
                    and India Swap Composites-Overnight Indexed Swap
NIBOR               Norwegian Interbank Offered Rate
NOK                 Norwegian Krone
NZD-BBR-FRA         New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
SEK                 Swedish Krona
STIBOR              Stockholm Interbank Offered Rate
TWD                 New Taiwan Dollar
WIBOR               Poland Warsaw Interbank Offer Bid Rate
ZAR                 South African Rand

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                         NOTIONAL                                                                       TERMINATION
SWAP COUNTERPARTY          AMOUNT                       PAID BY THE FUND         RECEIVED BY THE FUND          DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                                                    Twelve-Month JPY BBA
                                              LIBOR plus 40 basis points
                                           and if negative, the absolute       If positive, the Total
                                          value of the Total Return of a    Return of a custom basket
                    2,935,620,255  JPY       custom basket of securities                of securities        4/8/08  $  (1,127,132)

                                                   Twelve-Month GBP BBA
                                             LIBOR plus 35 basis points
                                           and if negative, the absolute       If positive, the Total
                                          value of the Total Return of a    Return of a custom basket
                       12,647,010  GBP       custom basket of securities                of securities        5/7/08        556,250
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers     8.5+ Index plus 60 basis
                   $   29,610,000               U.S. CMBS AAA 8.5+ Index                   points            2/1/08        542,275
                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers     8.5+ Index plus 55 basis
                        2,000,000               U.S. CMBS AAA 8.5+ Index                       points        5/1/08         36,544
                                                      Six-Month USD BBA
                       13,250,000                                 LIBOR               5.46% times UDI       5/13/15      3,105,672

                        7,260,000                    Six-Month USD LIBOR              5.25% times UDI       6/23/15      1,449,777
-----------------------------------------------------------------------------------------------------------------------------------


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Deutsche Bank AG,
London:
                                                  One-Month BBA EURIBOR
                                             plus 10 basis points and if
                                         negative, the absolute value of       If positive, the Total
                                            the Total Return of a custom    Return of a custom equity
                       11,967,631  EUR                     equity basket                       basket       10/7/08        247,639

                                                      One-Month USD BBA
                                             LIBOR plus 20 basis points
                                           and if negative, the absolute       If positive, the Total
                                          value of the Total Return of a    Return of a custom equity
                       22,061,708                   custom equity basket                       basket       9/15/08        641,599
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group,Inc.
(The):
                        7,490,000                    Six-Month BBA LIBOR              5.10% times UDI       1/14/15      1,768,969

                        7,490,000                    Six-Month BBA LIBOR              5.08% times UDI       1/20/15      1,920,142
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                       One-Month USD BBA
                                              LIBOR plus 30 basis points
                                           and if negative, the absolute       If positive, the Total
                                          value of the Total Return of a     Return of acustom equity
                       84,764,497                   custom equity basket                       basket       12/9/08      1,255,826
                                                       One-Month USD BBA
                                              LIBOR and if negative, the       If positive, the Total
                                              absolute value of the MSCI     Return of the MSCI Daily
                                                  Daily Total Return New     Total Return New Belgium
                        9,103,713               Belgium USD Market Index             USD Market Index       10/8/08       (120,146)

                                         If negative, the absolute value       If positive, the Total
                                              of the Total Return of the        Return of the BOVESPA
                       16,318,986                 BRRBOVESPA 02/08 Index                  02/08 Index       2/14/08       (280,477)

                                                                            If negative, the absolute
                                        If positive, the Total Return of    value of the Total Return
                                                        the INDF/S&P CNX  NSE of the INDF/S&P CNX NSE
                     (345,450,000) INR          NIFTY Index 01/08 Future     NIFTY Index 01/08 Future        2/7/08       (417,401)

                                                                            If negative, the absolute
                                        If positive, the Total Return of    value of the Total Return
                       (9,077,840) CHF                the EURX SMI Index        of the EURX SMI Index       3/25/08         74,390
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:
                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers    8.5+ Index minus 25 basis
                        5,600,000               U.S. CMBS AAA 8.5+ Index                       points        5/1/08         97,835

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers        8.5+ Index minus 42.5
                       41,700,000               U.S. CMBS AAA 8.5+ Index                 basis points        6/1/08        723,008

                                                                               If positive, the Total
                                               If negative, the absolute         Return of the Lehman
                                            value of the Lehman Brothers       Brothers U.S. CMBS AAA
                       20,850,000               U.S. CMBS AAA 8.5+ Index                   8.5+ Index        6/1/08        368,385

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers    8.5+ Index minus 20 basis
                       13,200,000               U.S. CMBS AAA 8.5+ Index                       points        5/1/08        231,735

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers     8.5+ Index plus 60 basis
                       10,765,000               U.S. CMBS AAA 8.5+ Index                       points        2/1/08        194,933

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers     8.5+ Index plus 55 basis
                       31,138,000               U.S. CMBS AAA 8.5+ Index                       points        5/1/08        562,681


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               If positive, the Total
                                               If negative, the absolute         Return of the Lehman
                                            value of the Lehman Brothers       Brothers U.S. CMBS AAA
                       20,850,000               U.S. CMBS AAA 8.5+ Index                   8.5+ Index        6/1/08        368,385

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers    8.5+ Index minus 25 basis
                       13,750,000               U.S. CMBS AAA 8.5+ Index                       points        3/1/08        240,219

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers     8.5+ Index plus 45 basis
                       40,892,000               U.S. CMBS AAA 8.5+ Index                       points        5/1/08        735,874
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital
Services, Inc.:
                                                                                The Constant Maturity
                                                                              Option Price divided by
                       43,500,000                                  5.33%                       10,000       8/13/17       (838,245)

                                                                                The Constant Maturity
                                                                              Option Price divided by
                      177,060,000                                   4.66                       10,000       6/11/17      4,257,243
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital
Services, Inc.:
                                                                               If positive, the Total
                                               If negative, the absolute         Return of the Lehman
                                            value of the Lehman Brothers       Brothers U.S. CMBS AAA
                       20,840,000               U.S. CMBS AAA 8.5+ Index                   8.5+ Index        6/1/08        323,008

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers    8.5+ Index plus 110 basis
                        4,240,000               U.S. CMBS AAA 8.5+ Index                       points       1/31/08         69,063

                                                                                      7.75% from debt
                                                                                   obligations of JSC
                                                     Three-Month USD BBA            Rushydro and OJSC
                      936,780,000  RUR                             LIBOR             Saratovskaya HPP      12/26/13         61,081
-----------------------------------------------------------------------------------------------------------------------------------
                                                       One-Month EUR BBA
                                              LIBOR plus 30 basis points
                                           and if negative, the absolute       If positive, the Total
Morgan Stanley                            value of the Total Return of a    Return of a custom basket
International          12,052,200  EUR       custom basket of securities                of securities       10/7/08       (572,049)
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers    8.5+ Index minus 20 basis
                        9,200,000               U.S. CMBS AAA 8.5+ Index                       points        5/1/08        162,635

                                                                               If positive, the Total
                                                                                 Return of the Lehman
                                               If negative, the absolute       Brothers U.S. CMBS AAA
                                            value of the Lehman Brothers     8.5+ Index plus 60 basis
                       13,457,000               U.S. CMBS AAA 8.5+ Index                       points        2/1/08        247,160
                                                                                                                     --------------
                                                                                                                     $  16,886,878
                                                                                                                     ==============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                 Brazilian Real
CHF                 Swiss Franc
EUR                 Euro
GBP                 British Pound Sterling
INR                 Indian Rupee
JPY                 Japanese Yen
RUR                 Russian Ruble

Index Abbreviations are as follows:

BBA                 British Bankers' Association
BBA LIBOR           British Bankers' Association London-Interbank Offered Rate


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BOVESPA                   Sao Paulo Stock Exchange
CMBS                      Commercial Mortgage Backed Securities
EURIBOR                   Euro Interbank Offered Rate
EURX SMI                  Europeon Stock Exchange Swiss Market Index
INDF/S&P CNX NSE NIFTY
Index                     Indian National Stock Exchange Nifty Index
MSCI                      Morgan Stanley Capital International
UDI                       Unit of Investment

--------------------------------------------------------------------------------
CURRENCY SWAPS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                            NOTIONAL               PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                      AMOUNT              THE FUND      THE FUND          DATE          VALUE
----------------------------------------------------------------------------------------------------------
                                                   Three Month
Credit Suisse International   11,360,000   TRY   USD BBA LIBOR       16.7500%      2/26/12   $  2,828,083
                                                   Three-Month
                               4,575,000   TRY   USD BBA LIBOR       17.2500        2/7/12      1,271,534
                                                   Three-Month
                               6,900,000   TRY   USD BBA LIBOR       17.3000        2/9/12      1,914,311
----------------------------------------------------------------------------------------------------------
                                                  Three-Month
Merrill Lynch International    7,160,000   TRY       BBA LIBOR       17.1000        2/6/12      2,290,932
                                                                                             -------------
                                                                                             $  8,304,860
                                                                                             =============

Notional amount is reported in U.S. Dollars (USD), except those denoted in the following currency:

TRY                 New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

          -----------------------------------------------------------
                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
          -----------------------------------------------------------
          Purchased securities       $163,269,723
          -----------------------------------------------------------
          Sold securities              88,844,126
          -----------------------------------------------------------

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2007, securities with an aggregate market value of $27,445, representing less than 0.01% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OPPENHEIMER MASTER LOAN FUND LLC

The Fund is permitted to buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or unrated. Oppenheimer Master Loan Fund LLC ("Master Loan") is a mutual fund registered under the Investment Company Act of 1940, which seeks as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Manager is also the investment adviser of Master Loan. The Manager expects at certain times that the investment in Master Loan may exceed 15% of the Fund's net assets. The Fund's investment in Master Loan is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of Master Loan's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Master Loan.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the year ended December 31, 2007 was as follows:


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                            CALL OPTIONS                    PUT OPTIONS
                            ----------------------------   -----------------------------
                                 NUMBER OF     AMOUNT OF        NUMBER OF     AMOUNT OF
                                 CONTRACTS      PREMIUMS        CONTRACTS      PREMIUMS
----------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2007              16,070,000   $   101,920       16,070,000   $   102,047

Options written             23,256,185,000     4,796,222   15,972,185,000     3,947,954

Options closed or expired   (8,194,840,000)   (1,853,571)  (7,777,680,000)   (2,078,917)

Options exercised           (7,777,680,000)   (2,083,473)  (8,194,840,000)   (1,851,418)
                            ------------------------------------------------------------
Options outstanding as of
December 31, 2007            7,299,735,000   $   961,098       15,735,000   $   119,666
                            ============================================================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2007, the Fund had on loan securities valued at $252,891,830, collateral of $256,332,277 was received for the loans, of which $142,629,863 was received in cash and subsequently invested in approved instruments. In addition, collateral of $113,702,414 was also received in the form of securities.

LOAN COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded loan commitments of $33,345,455 at December 31, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

                                                     COMMITMENT
                                                    TERMINATION         UNFUNDED
                                                           DATE           AMOUNT
--------------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma Credit Linked Nts.      10/20/13   $   33,345,455

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   8,983,533,997
Federal tax cost of other investments             2,052,274,292
                                              ------------------
Total federal tax cost                        $  11,035,808,289
                                              ==================

Gross unrealized appreciation                 $     409,464,925
Gross unrealized depreciation                      (302,786,946)
                                              ------------------
Net unrealized appreciation                   $     106,677,979
                                              ==================


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008